Schedule of Investments (unaudited) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	1,394	$249,832
Telecom Argentina SA, ADR(b)	6,259	40,934
YPF SA, ADR(a)(b)	7,500	26,775

		317,541

Australia — 4.6%
Afterpay Ltd.(a)	10,522	620,215
AGL Energy Ltd.	29,297	286,066
AMP Ltd.	204,862	192,912
Ampol Ltd.	14,063	242,708
APA Group(c)	54,780	407,217
Aristocrat Leisure Ltd.	27,117	591,382
ASX Ltd.	9,515	556,300
Aurizon Holdings Ltd.	84,172	258,944
AusNet Services	88,260	119,145
Australia & New Zealand Banking Group Ltd.	116,847	1,457,782
BHP Group Ltd.	138,241	3,571,262
BHP Group PLC	99,525	2,123,280
BlueScope Steel Ltd.	28,378	261,469
Brambles Ltd.	68,252	518,240
CIMIC Group Ltd.(a)	6,446	86,343
Coca-Cola Amatil Ltd.	30,254	207,085
Cochlear Ltd.	3,207	458,179
Coles Group Ltd.	64,098	780,891
Commonwealth Bank of Australia	78,499	3,612,230
Computershare Ltd.	21,967	194,336
Crown Resorts Ltd.	17,839	113,321
CSL Ltd.	20,907	4,318,689
Dexus	50,184	321,424
Evolution Mining Ltd.	73,581	307,380
Fortescue Metals Group Ltd.	78,883	926,720
Glencore PLC(a)	473,257	981,144
Goodman Group	79,872	1,034,136
GPT Group	116,521	327,796
Insurance Australia Group Ltd.	98,386	311,334
Lendlease Corp Ltd.(c)	34,964	279,309
Macquarie Group Ltd.	15,782	1,368,051
Magellan Financial Group Ltd.	5,653	233,152
Medibank Pvt Ltd.	113,882	205,488
Mirvac Group	177,414	278,114
National Australia Bank Ltd.	140,090	1,799,727
Newcrest Mining Ltd.	38,674	876,968
Northern Star Resources Ltd.	34,694	343,784
Oil Search Ltd.	113,047	216,229
Orica Ltd.	17,936	199,696
Origin Energy Ltd.	90,631	280,676
Qantas Airways Ltd.(a)	30,338	88,970
QBE Insurance Group Ltd.	63,379	394,219
Ramsay Health Care Ltd.	8,965	427,440
REA Group Ltd.	2,994	238,408
Rio Tinto Ltd.	17,037	1,163,650
Rio Tinto PLC	50,734	3,052,787
Santos Ltd.	76,966	272,135
Scentre Group	238,120	379,122
SEEK Ltd.(b)	14,013	216,171
Sonic Healthcare Ltd.	17,258	409,829
South32 Ltd.	233,710	346,838
Stockland	120,177	328,302
Suncorp Group Ltd.	58,287	355,814
Sydney Airport(c)	68,930	292,709
Tabcorp Holdings Ltd.	94,363	227,237

Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	212,153	$424,783
TPG Telecom Ltd.(a)	14,159	74,717
Transurban Group(c)	128,164	1,308,669
Treasury Wine Estates Ltd.	30,139	193,651
Vicinity Centres	223,827	223,515
Washington H Soul Pattinson & Co. Ltd.	6,150	104,465
Wesfarmers Ltd.	54,185	1,731,982
Westpac Banking Corp.	169,892	2,065,767
WiseTech Global Ltd.	7,407	138,731
Woodside Petroleum Ltd.	43,066	546,597
Woolworths Group Ltd.	59,851	1,565,024

		47,840,656

Austria — 0.1%
ANDRITZ AG	2,807	86,640
Erste Group Bank AG(a)	15,004	314,190
OMV AG(a)	7,068	193,388
Raiffeisen Bank International AG(a)	9,388	143,692
Verbund AG	2,859	156,136
voestalpine AG	5,074	133,730

		1,027,776

Belgium — 0.5%
Ageas SA	9,417	385,335
Anheuser-Busch InBev SA/NV	35,271	1,899,006
Colruyt SA	2,435	158,023
Elia Group SA/NV	1,275	127,460
Galapagos NV(a)	2,147	304,380
Groupe Bruxelles Lambert SA	6,159	555,245
KBC Group NV	12,495	626,575
Proximus SADP	7,301	133,192
Sofina SA	520	141,963
Solvay SA	3,386	291,306
Telenet Group Holding NV	1,636	63,500
UCB SA	5,593	635,217
Umicore SA	9,298	386,746

		5,707,948

Brazil — 1.1%
Ambev SA	242,318	541,083
Atacadao SA	19,425	70,873
B2W Cia Digital(a)	9,039	144,826
B3 SA - Brasil Bolsa Balcao	99,433	973,986
Banco Bradesco SA	62,310	199,937
Banco BTG Pactual SA	7,666	99,444
Banco do Brasil SA	40,649	214,395
Banco Santander Brasil SA	13,412	66,775
BB Seguridade Participacoes SA	29,783	128,712
BRF SA(a)	28,171	92,200
CCR SA	52,990	119,550
Centrais Eletricas Brasileiras SA	17,279	93,289
Cia Brasileira de Distribuicao	7,649	94,988
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	180,537
Cia Siderurgica Nacional SA	38,838	114,109
Cielo SA	56,040	39,217
Cogna Educacao	73,599	67,886
Cosan SA	9,178	111,671
Energisa SA	7,713	56,475
Engie Brasil Energia SA	6,487	46,609
Equatorial Energia SA	36,500	137,657
Hapvida Participacoes e Investimentos SA(d)	11,869	131,331
Hypera SA	19,300	102,482
IRB Brasil Resseguros S/A	40,932	54,592
Klabin SA	27,603	116,981

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Localiza Rent a Car SA	30,475	$307,523
Lojas Renner SA	38,017	268,412
Magazine Luiza SA	39,903	633,798
Multiplan Empreendimentos Imobiliarios SA	14,550	50,340
Natura & Co. Holding SA	30,185	274,820
Notre Dame Intermedica Participacoes SA	25,117	290,980
Petrobras Distribuidora SA	32,398	116,245
Petroleo Brasileiro SA	150,370	529,357
Porto Seguro SA	4,400	37,803
Raia Drogasil SA	48,280	201,342
Rumo SA(a)	53,100	180,218
Sul America SA	17,856	126,005
Suzano SA(a)	21,634	175,471
TIM Participacoes SA	41,040	95,440
Ultrapar Participacoes SA	46,397	159,203
Vale SA	173,555	1,826,748
Via Varejo SA(a)	62,111	191,888
WEG SA	38,068	445,355
Wheaton Precious Metals Corp.	22,151	1,086,797

		10,997,350

Canada — 6.1%
Agnico Eagle Mines Ltd.	11,562	921,192
Air Canada(a)	5,891	69,415
Algonquin Power & Utilities Corp.(b)	24,406	354,483
Alimentation Couche-Tard, Inc., Class B	37,975	1,322,444
AltaGas Ltd.	16,709	201,780
Atco Ltd., Class I	3,829	110,682
B2Gold Corp.	46,276	301,313
Bank of Montreal	27,642	1,615,901
Bank of Nova Scotia(b)	56,142	2,332,451
Barrick Gold Corp.	80,910	2,272,565
BCE, Inc.	5,162	214,071
BlackBerry Ltd.(a)	22,058	101,216
Brookfield Asset Management, Inc., Class A	61,890	2,047,894
CAE, Inc.	11,941	174,692
Cameco Corp.	18,780	189,697
Canadian Apartment Properties REIT	4,555	158,897
Canadian Imperial Bank of Commerce(b)	20,626	1,541,741
Canadian National Railway Co.	33,150	3,530,473
Canadian Natural Resources Ltd.	53,272	853,760
Canadian Pacific Railway Ltd.	6,171	1,877,183
Canadian Tire Corp. Ltd., Class A(b)	3,022	304,390
Canadian Utilities Ltd., Class A	5,686	135,622
Canopy Growth Corp.(a)(b)	12,661	181,517
CCL Industries, Inc., Class B	6,846	263,958
Cenovus Energy, Inc.	48,424	188,743
CGI, Inc.(a)	11,239	762,856
CI Financial Corp.	11,467	145,453
Constellation Software, Inc.	912	1,013,422
Cronos Group, Inc.(a)	7,439	37,375
Dollarama, Inc.	13,168	504,746
Emera, Inc.	12,252	503,312
Empire Co. Ltd., Class A	7,280	211,312
Enbridge, Inc.	94,962	2,774,227
Fairfax Financial Holdings Ltd.	1,310	385,754
First Capital Real Estate Investment Trust	4,826	46,972
Fortis, Inc.	20,748	848,275
Franco-Nevada Corp.	8,949	1,250,528
George Weston Ltd.	4,143	304,638
Gildan Activewear, Inc.	9,332	183,900
Great-West Lifeco, Inc.	13,282	259,545

Security	Shares	Value

Canada (continued)
Hydro One Ltd.(d)	14,809	$313,852
iA Financial Corp., Inc.(b)	4,390	152,812
IGM Financial, Inc.	4,062	93,134
Imperial Oil Ltd.(b)	11,421	136,721
Intact Financial Corp.	6,444	690,012
Inter Pipeline Ltd.	18,400	180,608
Keyera Corp.(b)	8,699	131,313
Kinross Gold Corp.(a)	56,854	501,697
Kirkland Lake Gold Ltd.	12,917	630,547
Loblaw Cos. Ltd.	8,981	470,313
Magna International, Inc.	13,967	639,112
Manulife Financial Corp.	94,021	1,307,701
Metro Inc/CN	11,515	552,509
National Bank of Canada	16,086	799,015
Nutrien Ltd.	27,400	1,074,352
Onex Corp.	4,171	186,067
Open Text Corp.	12,031	508,509
Pan American Silver Corp.	10,536	338,738
Parkland Corp/Canada	7,050	186,422
Pembina Pipeline Corp.	25,186	534,532
Power Corp. of Canada(b)	25,028	490,391
Quebecor, Inc., Class B	11,082	277,227
Restaurant Brands International, Inc.	14,066	807,906
RioCan Real Estate Investment Trust	9,233	97,492
Ritchie Bros. Auctioneers Inc.	5,096	302,228
Rogers Communications, Inc., Class B	15,844	628,501
Royal Bank of Canada	66,072	4,639,008
Saputo, Inc.	10,865	272,533
Shaw Communications, Inc., Class B	21,778	397,436
Shopify, Inc., Class A(a)	5,067	5,181,693
SmartCentres Real Estate Investment Trust	4,313	64,782
Sun Life Financial, Inc.	26,218	1,068,371
Suncor Energy, Inc.	72,323	883,160
TC Energy Corp.	41,971	1,761,991
Teck Resources Ltd., Class B	21,176	294,847
TELUS Corp.	20,836	366,631
Thomson Reuters Corp.	8,086	645,277
TMX Group Ltd.	2,646	272,121
Toronto-Dominion Bank	85,051	3,937,812
WSP Global, Inc.	5,749	377,524
Yamana Gold Inc.	42,756	243,072

		62,936,364

Cayman Islands — 0.0%
Tongcheng-Elong Holdings Ltd.(a)	52,400	96,117

Chile — 0.2%
Aguas Andinas SA	76,400	21,410
Antofagasta PLC	18,127	239,226
Banco de Chile	1,960,832	149,735
Banco de Credito e Inversiones SA	2,297	72,561
Banco Santander Chile	3,205,454	111,467
Cencosud SA	73,021	106,964
Cencosud Shopping SA	51,556	73,880
Cia Cervecerias Unidas SA	4,404	28,443
Colbun SA	466,420	75,393
Empresa Nacional de Telecomunicaciones SA	2,032	12,652
Empresas CMPC SA	65,894	138,492
Empresas COPEC SA	18,259	136,943
Enel Americas SA	1,752,619	227,710
Enel Chile SA	1,792,039	125,775

2

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Lundin Mining Corp.	21,717	$121,180
SACI Falabella	52,829	154,773

		1,796,604

China — 12.1%
3SBio, Inc.(a)(d)	95,500	108,205
51job, Inc., ADR(a)(b)	1,550	120,884
AAC Technologies Holdings, Inc.(b)	29,000	157,776
Addsino Co. Ltd., Class A	44,700	140,656
AECC Aviation Power Co. Ltd., Class A	7,600	46,343
Agile Group Holdings Ltd.	76,000	100,130
Agricultural Bank of China Ltd., Class A	289,800	135,640
Agricultural Bank of China Ltd., Class H	1,322,000	414,784
Aier Eye Hospital Group Co. Ltd., Class A	24,336	185,156
Air China Ltd., Class A	111,198	116,666
Air China Ltd., Class H	62,000	40,864
Airtac International Group	8,000	181,991
AK Medical Holdings Ltd.(d)	30,000	77,207
Alibaba Group Holding Ltd., ADR(a)	87,660	25,770,287
Alibaba Health Information Technology Ltd.(a)	134,000	329,515
A-Living Services Co. Ltd., Class H(d)	30,250	154,765
Aluminum Corp. of China Ltd., Class H(a)	164,000	33,824
Anhui Conch Cement Co. Ltd., Class A	17,700	145,015
Anhui Conch Cement Co. Ltd., Class H	59,500	412,114
Anhui Gujing Distillery Co. Ltd., Class B	8,500	94,647
ANTA Sports Products Ltd.	55,000	574,003
Autohome, Inc., ADR(b)	2,459	236,064
AviChina Industry & Technology Co. Ltd., Class H	116,000	66,403
BAIC Motor Corp. Ltd., Class H(d)	114,000	46,645
Baidu, Inc., ADR(a)(b)	13,114	1,660,101
Bank of Beijing Co. Ltd., Class A	100,100	69,208
Bank of China Ltd., Class A	111,600	52,744
Bank of China Ltd., Class H	3,752,000	1,166,948
Bank of Communications Co. Ltd.	130,900	87,758
Bank of Communications Co. Ltd., Class H	468,700	225,901
Bank of Hangzhou Co. Ltd., Class A	70,800	123,317
Bank of Jiangsu Co. Ltd., Class A	79,800	71,711
Bank of Nanjing Co. Ltd., Class A	57,500	67,081
Bank of Ningbo Co. Ltd., Class A	25,600	119,302
Bank of Shanghai Co. Ltd., Class A	76,510	91,987
Baoshan Iron & Steel Co. Ltd., Class A	170,098	125,503
Baozun, Inc., ADR(a)(b)	2,062	66,994
BBMG Corp., Class A	45,700	20,753
BeiGene Ltd., ADR(a)	2,006	574,599
Beijing Capital International Airport Co. Ltd., Class H	100,000	60,463
Beijing Enterprises Holdings Ltd.	21,000	63,308
BEST, Inc. , ADR(a)(b)	697	2,091
Bilibili, Inc., ADR(a)(b)	5,086	211,578
BOC Hong Kong Holdings Ltd.	187,500	497,060
BOE Technology Group Co. Ltd., Class A	158,600	115,562
Brilliance China Automotive Holdings Ltd.	148,000	139,869
Budweiser Brewing Co. APAC Ltd.(d)	72,800	212,928
BYD Co. Ltd., Class A	5,900	101,788
BYD Co. Ltd., Class H	27,500	443,471
BYD Electronic International Co. Ltd.(b)	28,000	142,100
CGN Power Co. Ltd., Class H(d)	546,000	112,470
Changchun High & New Technology Industry Group, Inc., Class A	2,200	120,246
China Aoyuan Group Ltd.	76,000	78,329
China Cinda Asset Management Co. Ltd., Class H	360,000	67,841
China CITIC Bank Corp. Ltd., Class H	448,000	173,618

Security	Shares	Value

China (continued)
China Communications Construction Co. Ltd., Class H	239,000	$125,681
China Communications Services Corp. Ltd., Class H	138,000	81,469
China Conch Venture Holdings Ltd.	67,500	314,016
China Construction Bank Corp., Class A	83,600	75,944
China Construction Bank Corp., Class H	4,525,000	2,940,219
China East Education Holdings Ltd.(d)	9,500	20,702
China Eastern Airlines Corp. Ltd., Class H	176,000	75,709
China Everbright Bank Co. Ltd., Class A	282,300	137,257
China Evergrande Group	103,000	264,338
China Feihe Ltd.(d)	50,000	116,896
China Fortune Land Development Co. Ltd., Class A	45,500	102,245
China Galaxy Securities Co. Ltd., Class H	132,500	74,993
China Hongqiao Group Ltd.	133,000	83,321
China Huarong Asset Management Co. Ltd., Class H(d)	320,000	34,099
China International Capital Corp. Ltd., Class H(a)(d)	59,200	137,684
China International Travel Service Corp. Ltd., Class A	7,700	253,960
China Lesso Group Holdings Ltd.	39,000	70,829
China Life Insurance Co. Ltd., Class A	7,300	48,120
China Life Insurance Co. Ltd., Class H	347,000	786,640
China Literature Ltd.(a)(d)	9,400	70,890
China Longyuan Power Group Corp. Ltd., Class H	126,000	79,166
China Medical System Holdings Ltd.	61,000	67,498
China Mengniu Dairy Co. Ltd.(a)	137,000	646,194
China Merchants Bank Co. Ltd., Class A	65,200	347,443
China Merchants Bank Co. Ltd., Class H	185,078	878,272
China Merchants Securities Co. Ltd., Class A(a)	26,300	84,136
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	74,095
China Minsheng Banking Corp. Ltd., Class A	159,000	124,494
China Minsheng Banking Corp. Ltd., Class H	193,680	101,768
China Mobile Ltd.	275,000	1,765,303
China Molybdenum Co. Ltd., Class H	213,000	76,056
China National Building Material Co. Ltd., Class H(b)	218,000	277,829
China National Nuclear Power Co. Ltd., Class A	102,500	66,522
China Oilfield Services Ltd., Class H	64,000	44,793
China Overseas Land & Investment Ltd.	188,000	474,884
China Overseas Property Holdings Ltd.	85,000	69,996
China Pacific Insurance Group Co. Ltd., Class A	15,500	71,673
China Pacific Insurance Group Co. Ltd., Class H	128,800	367,854
China Petroleum & Chemical Corp., Class A	90,900	52,496
China Petroleum & Chemical Corp., Class H	1,212,400	489,528
China Railway Construction Corp. Ltd., Class A	81,100	99,527
China Railway Construction Corp. Ltd., Class H	67,000	46,344
China Railway Group Ltd., Class H	230,000	108,656
China Resources Beer Holdings Co. Ltd.	64,000	393,080
China Resources Cement Holdings Ltd.	122,000	167,720
China Resources Land Ltd.	153,111	698,312
China Resources Pharmaceutical Group Ltd.(d)	69,500	35,840
China Resources Power Holdings Co. Ltd.	118,000	130,875
China Shenhua Energy Co. Ltd., Class A	31,800	77,460
China Shenhua Energy Co. Ltd., Class H	140,000	251,277
China Shipbuilding Industry Co. Ltd., Class A(a)	99,699	64,085
China Southern Airlines Co. Ltd., Class H(a)	120,000	65,144
China State Construction Engineering Corp. Ltd., Class A	105,700	79,488
China State Construction International Holdings Ltd.	70,000	45,919
China Taiping Insurance Holdings Co. Ltd.	72,672	111,421
China Telecom Corp. Ltd., Class H	612,000	183,874
China Tower Corp. Ltd., Class H(d)	1,886,000	328,124
China Unicom Hong Kong Ltd.	288,000	189,041

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China United Network Communications Ltd., Class A	118,200	$84,853
China Vanke Co. Ltd., Class A	21,601	89,724
China Vanke Co. Ltd., Class H	81,800	251,442
China Yangtze Power Co. Ltd., Class A	90,600	256,222
China Yuhua Education Corp. Ltd.(d)	92,000	78,961
Chongqing Rural Commercial Bank Co. Ltd., Class H	122,000	45,097
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,500	72,091
CIFI Holdings Group Co. Ltd.	170,000	126,285
CITIC Ltd.	315,000	233,565
CITIC Securities Co. Ltd., Class A	32,100	143,059
CITIC Securities Co. Ltd., Class H	103,000	231,661
CNOOC Ltd.	791,000	760,846
Contemporary Amperex Technology Co. Ltd., Class A	5,500	170,919
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	78,900	82,334
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	28,000	11,679
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	40,598	34,417
Country Garden Holdings Co. Ltd.	341,270	422,569
Country Garden Services Holdings Co. Ltd.	67,000	435,130
CRRC Corp. Ltd., Class H	322,149	170,137
CSC Financial Co. Ltd., Class A	14,300	105,958
CSPC Pharmaceutical Group Ltd.	264,000	515,340
Dali Foods Group Co. Ltd.(d)	175,500	107,484
Daqin Railway Co. Ltd., Class A	125,000	117,701
Dongfeng Motor Group Co. Ltd., Class H	138,000	86,320
East Money Information Co. Ltd., Class A	19,080	67,982
ENN Energy Holdings Ltd.	34,200	375,285
Everbright Securities Co. Ltd., Class A	28,900	94,111
Fangda Carbon New Material Co. Ltd., Class A(a)	119,420	107,934
Focus Media Information Technology Co. Ltd., Class A	37,300	44,566
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,560	181,373
Fosun International Ltd.	131,500	154,042
Foxconn Industrial Internet Co. Ltd., Class A	3,500	7,050
Fuyao Glass Industry Group Co. Ltd., Class A	31,200	149,524
GD Power Development Co. Ltd., Class A	234,500	69,970
GDS Holdings Ltd., ADR(a)(b)	4,184	342,377
Geely Automobile Holdings Ltd.	290,000	581,746
Genscript Biotech Corp.(a)	36,000	59,348
GF Securities Co. Ltd., Class H	93,600	119,093
Gigadevice Semiconductor Beijing Inc., Class A	700	17,948
GoerTek, Inc., Class A	17,700	106,251
GOME Retail Holdings Ltd.(a)(b)	627,000	83,048
Great Wall Motor Co. Ltd., Class H	157,500	200,910
Gree Electric Appliances, Inc. of Zhuhai, Class A	11,300	89,325
Greenland Holdings Corp. Ltd., Class A	23,999	22,669
Greentown Service Group Co. Ltd.	94,000	116,487
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A	7,000	11,644
Guangzhou Automobile Group Co. Ltd., Class H	134,400	112,747
Guangzhou R&F Properties Co. Ltd., Class H	34,400	44,553
Guotai Junan Securities Co. Ltd., Class A	55,544	150,252
Haidilao International Holding Ltd.(d)	39,000	282,583
Haitian International Holdings Ltd.	51,000	118,717
Haitong Securities Co. Ltd., Class A(a)	45,000	94,401
Haitong Securities Co. Ltd., Class H(a)	144,400	123,487
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	34,899	197,216
Hansoh Pharmaceutical Group Ltd.(a)(d)	56,000	273,708
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	115,867

Security	Shares	Value

China (continued)
Hengan International Group Co. Ltd.	39,000	$285,483
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	109,235
Hua Hong Semiconductor Ltd.(a)(b)(d)	21,000	80,912
Hualan Biological Engineering, Inc., Class A	10,800	91,004
Huaneng Power International, Inc., Class H	192,000	74,494
Huatai Securities Co. Ltd., Class A	31,600	96,223
Huatai Securities Co. Ltd., Class H(d)	68,800	113,197
Huaxia Bank Co. Ltd., Class A	132,899	120,360
Huayu Automotive Systems Co. Ltd., Class A	8,300	30,642
Huazhu Group Ltd., ADR(b)	6,229	269,342
HUYA, Inc., ADR(a)(b)	4,442	106,386
Iflytek Co. Ltd., Class A	19,900	101,048
Industrial & Commercial Bank of China Ltd., Class A	231,800	168,416
Industrial & Commercial Bank of China Ltd., Class H	2,739,000	1,426,732
Industrial Bank Co. Ltd., Class A	73,700	175,818
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	727,900	123,705
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	110,575
Inner Mongolia Yitai Coal Co. Ltd., Class B	105,600	72,793
Innovent Biologics, Inc.(a)(d)	41,500	309,473
iQIYI, Inc., ADR(a)(b)	11,889	268,454
JD.com, Inc., ADR(a)	39,220	3,043,864
Jiangsu Expressway Co. Ltd., Class H	26,000	26,247
Jiangsu Hengrui Medicine Co. Ltd., Class A	17,760	236,055
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	96,127
Jiangxi Copper Co. Ltd., Class H	30,000	33,734
Jiangxi Zhengbang Technology Co. Ltd., Class A	28,700	77,186
JOYY, Inc., ADR(b)	2,689	216,922
Kaisa Group Holdings Ltd.	221,000	113,708
KE Holdings Inc.(a)	2,193	134,431
Kingdee International Software Group Co. Ltd.(a)(b)	100,000	260,830
Kingsoft Corp. Ltd.	49,000	246,865
Koolearn Technology Holding Ltd.(a)(d)	21,500	92,375
Kunlun Energy Co. Ltd.	134,000	88,483
Kweichow Moutai Co. Ltd., Class A	3,716	917,567
KWG Group Holdings Ltd.	74,000	127,447
Lenovo Group Ltd.	322,000	212,894
Li Ning Co. Ltd.	98,500	463,472
Logan Group Co. Ltd.	72,000	114,566
Longfor Group Holdings Ltd.(d)	91,500	518,455
LONGi Green Energy Technology Co. Ltd., Class A	12,100	134,403
Luxshare Precision Industry Co. Ltd., Class A	18,129	153,695
Luye Pharma Group Ltd.(d)	111,000	64,821
Luzhou Laojiao Co. Ltd., Class A	3,600	76,532
Mango Excellent Media Co. Ltd., Class A	11,800	117,738
Meituan Dianping, Class B(a)	166,400	5,241,813
Metallurgical Corp. of China Ltd., Class A	330,500	129,666
Microport Scientific Corp.	37,000	147,956
Momo, Inc., ADR	7,937	109,213
Muyuan Foodstuff Co. Ltd., Class A	11,390	124,725
Nanjing Securities Co. Ltd., Class A	33,000	69,242
NARI Technology Co. Ltd., Class A	35,700	104,203
NAURA Technology Group Co. Ltd., Class A	3,800	90,027
NetEase, Inc., ADR(b)	3,785	1,720,926
New China Life Insurance Co. Ltd., Class H	43,200	162,394
New Hope Liuhe Co. Ltd., Class A	12,700	52,029
New Oriental Education & Technology Group, Inc., ADR(a)	6,612	988,494
NIO, Inc., ADR(a)	47,140	1,000,311
Noah Holdings Ltd., ADR(a)(b)	1,707	44,501
People’s Insurance Co. Group of China Ltd., Class H	381,000	113,381

4

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PetroChina Co. Ltd., Class H	818,000	$240,718
PICC Property & Casualty Co. Ltd., Class H	320,298	224,996
Pinduoduo, Inc., ADR(a)(b)	12,338	914,863
Ping An Bank Co. Ltd., Class A	47,100	105,804
Ping An Healthcare and Technology Co. Ltd.(a)(d)	16,800	216,768
Ping An Insurance Group Co. of China Ltd., Class A	35,100	396,252
Ping An Insurance Group Co. of China Ltd., Class H	270,500	2,808,019
Poly Developments and Holdings Group Co. Ltd., Class A	43,000	101,337
Postal Savings Bank of China Co. Ltd., Class H(d)	453,000	190,832
Prosus NV(a)	23,140	2,135,883
Qingdao Haier Co. Ltd., Class A	41,800	135,147
SAIC Motor Corp. Ltd., Class A	30,300	85,735
Sanan Optoelectronics Co. Ltd., Class A	26,600	96,612
Sangfor Technologies Inc., Class A	200	6,263
Sany Heavy Industry Co. Ltd., Class A	32,700	120,600
Seazen Group Ltd.(a)	108,000	91,998
Semiconductor Manufacturing International Corp.(a)	149,600	350,235
SF Holding Co. Ltd., Class A	15,900	191,515
Shaanxi Coal Industry Co. Ltd., Class A	97,600	121,249
Shandong Gold Mining Co. Ltd., Class A	29,204	109,143
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	264,108
Shanghai Electric Group Co. Ltd., Class H(a)	104,000	28,161
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	76,780
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	90,006
Shanghai International Airport Co. Ltd., Class A	11,200	114,169
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	60,800	51,016
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	103,990
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	131,840
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,000	58,673
Shengyi Technology Co. Ltd., Class A	17,700	61,275
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	100,562
Shenzhen Expressway Co. Ltd., Class H	24,000	20,963
Shenzhen Goodix Technology Co. Ltd., Class A	2,100	48,999
Shenzhen International Holdings Ltd.	40,500	64,616
Shenzhen Kangtai Biological Products Co. Ltd., Class A	4,700	126,525
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,400	123,426
Shenzhou International Group Holdings Ltd.	35,000	596,011
Silergy Corp.	4,000	237,147
SINA Corp.(a)(b)	2,721	115,942
Sino-Ocean Group Holding Ltd.	137,000	27,758
Sinopec Engineering Group Co. Ltd., Class H	105,500	38,998
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	22,508
Sinopharm Group Co. Ltd., Class H	50,000	105,660
Sinotruk Hong Kong Ltd.	49,500	127,570
SOHO China Ltd.(a)	195,000	53,022
Sunac China Holdings Ltd.	130,000	512,173
Suning.com Co. Ltd., Class A	59,200	79,641
Sunny Optical Technology Group Co. Ltd.(b)	35,300	548,291
TAL Education Group, ADR(a)	17,608	1,338,912
Tencent Holdings Ltd.	267,800	18,088,115
Tencent Music Entertainment Group, ADR(a)(b)	17,081	252,286
Tingyi Cayman Islands Holding Corp.	88,000	155,821

Security	Shares	Value

China (continued)
Topsports International Holdings Ltd.(d)	81,000	$112,611
TravelSky Technology Ltd., Class H	59,000	126,811
Trip.com Group Ltd., ADR(a)(b)	19,244	599,258
Tsingtao Brewery Co. Ltd., Class H	26,000	212,756
Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,900	86,623
Uni-President China Holdings Ltd.	82,000	75,203
Unisplendour Corp. Ltd., Class A	20,160	75,931
Vipshop Holdings Ltd., ADR(a)(b)	19,768	309,172
Walvax Biotechnology Co. Ltd., Class A	8,600	64,730
Wanhua Chemical Group Co. Ltd., Class A	14,700	151,128
Want Want China Holdings Ltd.(b)	192,000	134,166
Weibo Corp., ADR(a)(b)	2,003	72,969
Weichai Power Co. Ltd., Class H	96,800	195,870
Wens Foodstuffs Group Co. Ltd., Class A	20,160	58,275
Will Semiconductor Ltd., Class A	4,100	107,948
Wilmar International Ltd.	97,900	317,866
Wingtech Technology Co. Ltd., Class A	4,238	73,416
Wuchan Zhongda Group Co. Ltd., Class A	25,699	17,568
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	87,020
Wuliangye Yibin Co. Ltd., Class A	11,500	376,415
WuXi AppTec Co. Ltd., Class A	10,780	162,143
WuXi AppTec Co. Ltd., Class H(d)	11,368	164,390
Wuxi Biologics Cayman, Inc.(a)(d)	48,000	1,176,387
Xiaomi Corp., Class B(a)(d)	473,000	1,280,422
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	69,600	61,237
Xinyi Solar Holdings Ltd.	164,000	261,457
Yangzijiang Shipbuilding Holdings Ltd.	94,000	68,666
Yanzhou Coal Mining Co. Ltd., Class H	108,000	80,708
Yihai International Holding Ltd.(a)	23,000	361,261
Yonghui Superstores Co. Ltd., Class A	27,898	32,298
Yonyou Network Technology Co. Ltd., Class A	7,800	44,148
Yum China Holdings, Inc.(b)	16,777	888,342
Yunnan Baiyao Group Co. Ltd., Class A	8,900	134,213
Zai Lab Ltd., ADR(a)(b)	2,005	166,756
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	57,571
Zhaojin Mining Industry Co. Ltd., Class H	69,000	84,862
Zhejiang Chint Electrics Co. Ltd., Class A	25,000	111,913
Zhejiang Expressway Co. Ltd., Class H	54,000	39,163
Zhenro Properties Group Ltd.	57,000	35,009
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(d)	23,500	117,780
Zhongsheng Group Holdings Ltd.	30,000	188,715
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	95,425
Zijin Mining Group Co. Ltd., Class A	158,200	144,930
Zijin Mining Group Co. Ltd., Class H	218,000	139,356
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	105,800	102,222
ZTE Corp., Class A	14,400	34,620
ZTO Express Cayman, Inc., ADR	18,811	562,825

		125,020,498

Colombia — 0.0%
Bancolombia SA	7,812	49,563
Ecopetrol SA	242,372	120,014
Grupo de Inversiones Suramericana SA	15,087	81,289
Interconexion Electrica SA ESP	24,518	130,566

		381,432

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Czech Republic — 0.0%
CEZ AS	5,115	$96,718
Komercni banka A/S(a)	3,800	80,068
Moneta Money Bank AS(d)	25,594	58,772

		235,558

Denmark — 1.6%
Ambu AS	7,759	218,489
AP Moeller - Maersk A/S, Class A	134	196,148
AP Moeller - Maersk A/S, Class B	282	445,808
Carlsberg A/S, Class B	4,145	558,423
Chr Hansen Holding A/S	4,958	550,368
Coloplast A/S, Class B	5,177	820,497
Danske Bank A/S(a)	33,905	458,603
Demant A/S(a)	6,675	209,335
DSV Panalpina AS	9,520	1,544,174
Genmab A/S(a)	3,029	1,099,241
GN Store Nord A/S	5,785	435,823
H Lundbeck A/S	4,294	141,428
Novo Nordisk A/S, Class B	79,245	5,490,457
Novozymes A/S, B Shares	9,520	598,354
Orsted A/S(d)	9,405	1,296,577
Pandora A/S	4,563	329,165
Tryg A/S	6,991	220,094
Vestas Wind Systems A/S	9,205	1,487,587

		16,100,571

Egypt — 0.0%
Commercial International Bank Egypt SAE	50,357	212,554

Finland — 0.8%
Elisa OYJ	6,381	375,146
Fortum OYJ	21,500	434,690
Kone OYJ, Class B	16,423	1,441,996
Neste OYJ	20,856	1,098,270
Nokia OYJ(a)	266,357	1,042,483
Nordea Bank Abp(a)	157,897	1,199,817
Orion OYJ, Class B	5,829	264,092
Sampo OYJ, A Shares	20,978	830,789
Stora Enso OYJ, B Shares	24,213	378,984
UPM-Kymmene OYJ	26,372	802,682
Wartsila OYJ Abp	20,628	161,994

		8,030,943

France — 6.5%
Accor SA(a)	10,412	291,432
Adevinta ASA(a)	11,701	201,090
Aeroports de Paris	1,364	135,315
Air Liquide SA	22,149	3,510,830
Airbus SE(a)	27,064	1,962,832
Alstom SA(a)	8,623	430,744
Amundi SA(a)(d)	2,625	185,022
Arkema SA	2,951	312,877
Atos SE(a)	4,203	337,737
AXA SA	82,376	1,524,612
BioMerieux	1,981	310,086
BNP Paribas SA(a)	52,312	1,892,362
Bollore SA	36,855	137,277
Bouygues SA	12,024	415,505
Bureau Veritas SA(a)	14,829	334,265
Capgemini SE	7,964	1,021,744
Carrefour SA	28,356	453,103
Cie de Saint-Gobain(a)	23,874	1,000,014
Cie Generale des Etablissements Michelin SCA	7,195	772,365
CNP Assurances(a)	7,565	94,874

Security	Shares	Value

France (continued)
Covivio	2,326	$163,329
Credit Agricole SA(a)	52,326	456,539
Danone SA	26,052	1,687,518
Dassault Aviation SA(a)	127	107,131
Dassault Systemes SE	6,318	1,178,825
Edenred	11,567	519,314
Eiffage SA(a)	3,691	301,240
Electricite de France SA	33,750	356,517
Engie SA(a)	86,466	1,155,489
EssilorLuxottica SA(a)	13,240	1,802,445
Eurazeo SE(a)	2,062	111,637
Faurecia SE(a)	3,630	156,469
Gecina SA	2,235	294,630
Getlink SE(a)	24,371	330,137
Hermes International	1,490	1,283,266
ICADE	1,426	79,899
Iliad SA	771	141,428
Ingenico Group SA(a)	2,934	454,572
Ipsen SA	1,966	205,514
JCDecaux SA(a)	649	11,220
Kering SA	3,513	2,330,322
Klepierre SA(b)	10,557	147,777
La Francaise des Jeux SAEM(d)	3,884	142,490
Legrand SA	12,821	1,021,184
L’Oreal SA	11,971	3,895,708
LVMH Moet Hennessy Louis Vuitton SE	12,856	6,015,328
Natixis SA(a)	41,329	92,878
Orange SA	93,450	973,334
Orpea(a)	2,713	308,242
Pernod Ricard SA	10,000	1,594,359
Peugeot SA(a)	27,622	500,910
Publicis Groupe SA	10,028	323,202
Remy Cointreau SA	958	174,865
Renault SA(a)	9,369	243,040
Safran SA(a)	15,435	1,518,604
Sanofi	52,282	5,239,274
Sartorius Stedim Biotech	1,419	489,786
Schneider Electric SE	26,185	3,254,766
SCOR SE(a)	8,239	229,390
SEB SA	1,060	172,431
Societe Generale SA(a)	39,306	521,744
Sodexo SA	4,102	292,406
STMicroelectronics NV	30,923	948,408
Suez SA	13,031	240,774
Teleperformance	2,820	869,411
Thales SA	4,478	335,616
Total SA	113,500	3,897,880
Ubisoft Entertainment SA(a)	4,631	417,383
Unibail-Rodamco-Westfield(b)	7,405	273,095
Valeo SA	9,922	304,687
Veolia Environnement SA	24,035	518,581
Vinci SA	24,572	2,053,151
Vivendi SA	37,731	1,053,784
Wendel SE	1,358	123,186
Worldline SA(a)(d)	7,116	582,681

		67,221,882

Germany — 5.6%
adidas AG, Class N(a)	8,716	2,814,762
Allianz SE, Registered Shares	18,680	3,585,246
Aroundtown SA(a)	57,340	287,838
BASF SE	43,302	2,636,920
Bayer AG, Registered Shares	44,790	2,763,260

6

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG	15,445	$1,120,953
Beiersdorf AG	4,344	493,206
Brenntag AG	6,771	430,513
Carl Zeiss Meditec AG	2,297	290,112
Commerzbank AG(a)	42,982	211,374
Continental AG, Class A	5,218	565,466
Covestro AG(d)	8,522	422,606
Daimler AG, Registered Shares	39,637	2,138,221
Delivery Hero SE(a)(d)	5,824	668,241
Deutsche Bank AG, Registered Shares(a)	88,903	749,400
Deutsche Boerse AG	9,081	1,592,082
Deutsche Lufthansa AG, Registered Shares(a)(b)	17,655	152,923
Deutsche Post AG, Registered Shares	46,874	2,126,934
Deutsche Telekom AG, Class N, Registered Shares	154,788	2,577,225
Deutsche Wohnen SE	15,676	783,475
E.ON SE	107,607	1,186,088
Evonik Industries AG	10,596	274,107
Fraport AG Frankfurt Airport Services Worldwide(a)	1,267	49,884
Fresenius Medical Care AG & Co. KGaA	10,031	847,987
Fresenius SE & Co. KGaA	19,390	881,746
GEA Group AG	8,213	287,769
Hannover Rueck SE	2,781	430,529
HeidelbergCement AG	6,401	391,139
Henkel AG & Co. KGaA	5,360	501,311
HOCHTIEF AG	1,191	92,457
Infineon Technologies AG, Class N	59,359	1,673,080
KION Group AG	3,141	268,207
Knorr-Bremse AG	2,374	279,566
LANXESS AG	3,663	209,583
LEG Immobilien AG	2,544	362,619
Merck KGaA	6,324	921,991
METRO AG	5,734	57,104
MTU Aero Engines AG	2,456	407,133
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	6,408	1,629,024
Nemetschek SE	2,777	202,974
Puma SE(a)	4,318	388,167
QIAGEN NV(a)	10,368	538,509
RWE AG	29,689	1,111,834
SAP SE	48,792	7,597,797
Scout24 AG(d)	4,955	432,210
Siemens AG, Class N, Registered Shares	35,258	4,452,696
Siemens Energy AG(a)	17,629	475,390
Siemens Healthineers AG(d)	12,539	562,856
Symrise AG	6,068	838,127
TeamViewer AG(a)(d)	6,140	302,824
Telefonica Deutschland Holding AG	32,566	83,230
thyssenkrupp AG(a)	21,457	107,966
Uniper SE	9,623	310,622
United Internet AG, Registered Shares	4,660	178,211
Volkswagen AG(a)	1,895	331,216
Vonovia SE	24,742	1,696,136
Zalando SE(a)(d)	7,320	683,906

		57,456,752

Greece — 0.0%
FF Group(a)(e)	205	3
Hellenic Telecommunications Organization SA	12,770	183,917
JUMBO SA	4,656	81,518

Security	Shares	Value

Greece (continued)
Motor Oil Hellas Corinth Refineries SA	3,560	$41,929
OPAP SA	10,676	101,239

		408,606

Hong Kong — 2.1%
AIA Group Ltd.	555,400	5,520,728
Alibaba Pictures Group Ltd.(a)(b)	480,000	71,647
ASM Pacific Technology Ltd.	12,700	130,012
Bank of East Asia Ltd.(b)	59,000	108,918
Beijing Enterprises Water Group Ltd.(a)	232,000	90,411
Bosideng International Holdings Ltd.	258,000	80,494
China Common Rich Renewable Energy Investments Ltd.(a)(e)	11,997	—
China Education Group Holdings Ltd.	58,000	106,710
China Everbright International Ltd.	146,629	83,833
China Everbright Ltd.	52,000	69,950
China Gas Holdings Ltd.	125,000	357,712
China Huishan Dairy Holdings Co. Ltd.(a)(e)	109,840	—
China Jinmao Holdings Group Ltd.	192,000	106,899
China Merchants Port Holdings Co. Ltd.	65,720	67,511
China Power International Development Ltd.	483,000	89,424
China Resources Gas Group Ltd.	48,000	215,517
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000	74,810
CK Asset Holdings Ltd.	121,008	594,601
CK Infrastructure Holdings Ltd.	41,500	194,751
CLP Holdings Ltd.	81,000	756,318
COSCO SHIPPING Ports Ltd.	134,000	76,976
Dairy Farm International Holdings Ltd.	13,100	49,512
Far East Horizon Ltd.	141,000	115,064
Guangdong Investment Ltd.	164,000	260,757
Haier Electronics Group Co. Ltd.	48,000	174,505
Hang Lung Properties Ltd.	113,000	287,988
Hang Seng Bank Ltd.(b)	34,900	517,036
Henderson Land Development Co. Ltd.	32,800	121,790
HK Electric Investments & HK Electric Investments Ltd.(b)(c)	179,500	185,580
HKT Trust & HKT Ltd.(c)	185,900	246,746
Hong Kong & China Gas Co. Ltd.(b)	502,549	729,720
Hong Kong Exchanges & Clearing Ltd.	57,594	2,711,150
Hongkong Land Holdings Ltd.	51,500	191,870
Hutchison China MediTech Ltd., ADR(a)	3,003	96,997
Jardine Matheson Holdings Ltd.	10,400	413,416
Jardine Strategic Holdings Ltd.	12,600	249,818
Kerry Properties Ltd.	27,500	70,726
Kingboard Holdings Ltd.	35,000	115,794
Kingboard Laminates Holdings Ltd.	42,500	58,824
Lee & Man Paper Manufacturing Ltd.	120,000	87,314
Link REIT	96,400	789,939
Melco Resorts & Entertainment Ltd., ADR	11,155	185,731
MTR Corp. Ltd.(b)	66,000	327,552
New World Development Co. Ltd.	70,166	342,530
Nine Dragons Paper Holdings Ltd.	118,000	148,979
Pacific Century Premium Developments Ltd.(a)	30,672	8,088
PCCW Ltd.	284,000	169,895
Power Assets Holdings Ltd.(b)	71,500	376,859
Shanghai Industrial Holdings Ltd.	15,000	20,068
Shanghai Industrial Urban Development Group Ltd.	3,000	289
Shimao Property Holdings Ltd.	51,000	212,769
Sino Biopharmaceutical Ltd.	458,750	502,351
Sino Land Co. Ltd.	130,800	153,128
SSY Group Ltd.	104,000	59,318

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sun Art Retail Group Ltd.(b)	110,000	$122,128
Sun Hung Kai Properties Ltd.	60,000	773,191
Swire Pacific Ltd., Class A	21,000	101,671
Swire Properties Ltd.	39,800	105,453
Techtronic Industries Co. Ltd.	61,000	811,038
Vinda International Holdings Ltd.	31,000	102,133
WH Group Ltd.(d)	460,000	375,225
Wharf Holdings Ltd.	94,000	188,524
Wharf Real Estate Investment Co. Ltd.(b)	81,000	332,024

		21,690,712

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC(a)	16,294	88,690
OTP Bank Nyrt(a)	11,130	334,999
Richter Gedeon Nyrt	8,007	169,013

		592,702

India — 2.4%
Adani Ports & Special Economic Zone Ltd.	27,638	128,691
Ambuja Cements Ltd.	26,422	77,775
Asian Paints Ltd.	12,070	325,220
Aurobindo Pharma Ltd.	13,516	146,362
Avenue Supermarts Ltd.(a)(d)	5,577	166,730
Axis Bank Ltd.(a)	109,944	636,287
Bajaj Auto Ltd.	3,300	129,003
Bajaj Finance Ltd.	8,264	370,243
Bajaj Finserv Ltd.	1,516	120,899
Bandhan Bank Ltd.(a)(d)	39,844	148,770
Berger Paints India Ltd.	8,379	66,401
Bharat Forge Ltd.	11,954	72,763
Bharat Petroleum Corp. Ltd.	35,066	167,830
Bharti Airtel Ltd.	62,340	356,431
Bharti Infratel Ltd.	7,046	16,781
Biocon Ltd.(a)	19,164	116,274
Bosch Ltd.	292	54,415
Britannia Industries Ltd.	2,511	129,592
Cipla Ltd.	13,384	140,651
Coal India Ltd.	75,541	119,224
Colgate-Palmolive India Ltd.	6,248	121,588
Container Corp. Of India Ltd.	7,502	37,422
Dabur India Ltd.	20,426	141,586
Divi’s Laboratories Ltd.	3,485	144,281
DLF Ltd.	33,599	69,805
Dr Reddy’s Laboratories Ltd.	1,007	70,523
Dr Reddy’s Laboratories Ltd., ADR(b)	4,517	314,202
Eicher Motors Ltd.	6,440	192,275
GAIL India Ltd.	43,712	51,652
Godrej Consumer Products Ltd.	25,762	254,080
Grasim Industries Ltd.	15,713	159,049
Havells India Ltd.	8,781	80,767
HCL Technologies Ltd.	48,953	539,712
HDFC Asset Management Co. Ltd.(d)	2,674	82,578
HDFC Life Insurance Co. Ltd.(a)(d)	34,166	259,372
Hero MotoCorp Ltd.	4,266	182,087
Hindalco Industries Ltd.	38,640	92,328
Hindustan Petroleum Corp. Ltd.	25,339	62,027
Hindustan Unilever Ltd.	40,002	1,124,164
Housing Development Finance Corp. Ltd.	77,049	1,826,269
ICICI Bank Ltd.(a)	192,316	929,895
ICICI Bank Ltd., ADR(a)(b)	22,806	224,183
ICICI Lombard General Insurance Co. Ltd.(d)	10,963	193,080
ICICI Prudential Life Insurance Co. Ltd.(d)	12,623	72,224
Indian Oil Corp. Ltd.	94,789	95,030

Security	Shares	Value

India (continued)
Indraprastha Gas Ltd.	14,609	$76,948
Info Edge India Ltd.	4,063	200,599
Infosys Ltd.	52,275	718,789
Infosys Ltd., ADR(b)	97,713	1,349,417
InterGlobe Aviation Ltd.(a)(d)	5,982	100,939
ITC Ltd.	103,318	241,368
JSW Steel Ltd.	32,800	124,114
Jubilant Foodworks Ltd.	4,029	127,571
Larsen & Toubro Ltd.	5,195	63,701
Larsen & Toubro Ltd., GDR	18,237	227,350
LIC Housing Finance Ltd.	17,978	67,611
Lupin Ltd.	11,830	161,747
Mahindra & Mahindra Ltd.	10,311	85,248
Mahindra & Mahindra Ltd., GDR	27,036	220,387
Marico Ltd.	22,064	108,680
Maruti Suzuki India Ltd.	5,854	536,672
Motherson Sumi Systems Ltd.	67,315	105,362
Nestle India Ltd.	1,332	287,456
NTPC Ltd.	90,270	104,443
Oil & Natural Gas Corp. Ltd.	161,844	152,292
Page Industries Ltd.	266	77,033
Petronet LNG Ltd.	23,885	71,564
Pidilite Industries Ltd.	5,574	108,485
Piramal Enterprises Ltd.	4,721	80,450
Power Grid Corp. of India Ltd.	92,096	203,110
REC Ltd.	38,827	52,318
Reliance Industries Ltd.	27,526	834,806
Reliance Industries Ltd., GDR(d)	49,309	2,994,578
SBI Life Insurance Co. Ltd.(a)(d)	13,484	148,386
Shree Cement Ltd.	325	89,541
Shriram Transport Finance Co. Ltd.	5,718	48,264
Siemens Ltd.	4,979	85,480
State Bank of India(a)	27,343	69,015
State Bank of India, GDR(a)	5,712	145,086
Sun Pharmaceutical Industries Ltd.	43,350	294,786
Tata Consultancy Services Ltd.	40,509	1,370,517
Tata Global Beverages Ltd.	18,460	125,241
Tata Motors Ltd.(a)	52,939	96,050
Tata Motors Ltd., ADR(a)(b)	6,008	54,613
Tata Steel Ltd.	11,672	57,204
Tech Mahindra Ltd.	17,463	187,946
Titan Co. Ltd.	17,275	281,996
Torrent Pharmaceuticals Ltd.	2,660	101,082
UltraTech Cement Ltd.	4,530	249,382
United Spirits Ltd.(a)	18,510	129,556
UPL Ltd.	26,481	181,119
Vedanta Ltd.	79,815	148,882
Wipro Ltd.	31,781	135,246
Wipro Ltd., ADR	13,184	61,965
Zee Entertainment Enterprises Ltd.	47,752	135,737

		24,490,653

Indonesia — 0.4%
Ace Hardware Indonesia Tbk PT	253,400	27,191
Adaro Energy Tbk PT	1,086,700	83,465
Astra International Tbk PT	965,400	290,673
Bank Central Asia Tbk PT	488,600	891,893
Bank Mandiri Persero Tbk PT	892,400	298,441
Bank Negara Indonesia Persero Tbk PT	405,600	121,669
Bank Rakyat Indonesia Persero Tbk PT	2,293,700	470,562
Barito Pacific Tbk PT(a)	1,669,600	89,251
Charoen Pokphand Indonesia Tbk PT	271,200	103,811
Gudang Garam Tbk PT(a)	22,300	60,087

8

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Hanjaya Mandala Sampoerna Tbk PT	483,800	$45,758
Indah Kiat Pulp & Paper Corp. Tbk PT	126,800	76,968
Indocement Tunggal Prakarsa Tbk PT	88,600	62,074
Indofood CBP Sukses Makmur Tbk PT	165,500	112,178
Indofood Sukses Makmur Tbk PT	159,200	76,783
Kalbe Farma Tbk PT	858,400	89,690
Perusahaan Gas Negara Tbk PT	426,200	26,665
Semen Indonesia Persero Tbk PT	106,000	65,578
Telekomunikasi Indonesia Persero Tbk PT	2,223,800	383,970
Unilever Indonesia Tbk PT	374,500	204,351
United Tractors Tbk PT	79,900	122,761
XL Axiata Tbk PT	131,400	18,019

		3,721,838

Ireland — 0.4%
AerCap Holdings NV(a)	4,982	125,496
CRH PLC	39,143	1,419,377
Flutter Entertainment PLC(a)	7,337	1,164,443
Kerry Group PLC, Class A	6,911	885,199
Kingspan Group PLC(a)	7,024	639,228
Smurfit Kappa Group PLC	9,784	383,904

		4,617,647

Israel — 0.3%
Azrieli Group Ltd.	2,198	98,131
Bank Hapoalim BM	46,775	249,917
Bank Leumi Le-Israel BM	69,019	303,847
Check Point Software Technologies Ltd.(a)	5,227	629,017
Elbit Systems Ltd.	1,599	194,097
ICL Group Ltd.	34,017	120,201
Isracard Ltd.	1	1
Israel Discount Bank Ltd., Class A	49,699	134,073
Mizrahi Tefahot Bank Ltd.	7,034	124,768
Nice Ltd.(a)	2,669	605,127
Teva Pharmaceutical Industries Ltd., ADR(a)	51,073	460,168
Wix.com Ltd.(a)	2,556	651,396

		3,570,743

Italy — 1.2%
Assicurazioni Generali SpA	52,819	744,452
Atlantia SpA(a)	22,980	359,896
Davide Campari-Milano NV	25,177	274,793
DiaSorin SpA	1,148	230,968
Enel SpA	379,783	3,294,962
Eni SpA	119,853	936,778
Ferrari NV	5,657	1,038,166
FinecoBank Banca Fineco SpA(a)	23,619	325,321
Infrastrutture Wireless Italiane SpA(d)	8,879	97,956
Intesa Sanpaolo SpA(a)	770,537	1,449,702
Leonardo SpA	15,326	89,514
Mediobanca Banca di Credito Finanziario SpA	23,488	184,050
Moncler SpA(a)	8,703	356,140
Nexi SpA(a)(d)	17,881	358,375
Pirelli & C SpA(a)(d)	15,564	66,687
Poste Italiane SpA(d)	23,222	205,789
Prysmian SpA	11,451	332,396
Recordati Industria Chimica e Farmaceutica SpA	5,232	268,009
Snam SpA	104,888	539,415
Telecom Italia SpA	315,260	127,293
Telecom Italia SpA/Milano	415,147	166,392

Security	Shares	Value

Italy (continued)
Terna Rete Elettrica Nazionale SpA	76,635	$536,199
UniCredit SpA(a)	100,826	833,047

		12,816,300

Japan — 16.0%
ABC-Mart, Inc.	1,700	88,513
Acom Co. Ltd.	14,700	63,943
Advantest Corp.	10,000	486,406
Aeon Co. Ltd.	31,100	836,616
Aeon Mall Co. Ltd.	5,190	72,956
AGC, Inc.	10,500	308,589
Air Water, Inc.	10,700	144,714
Aisin Seiki Co. Ltd.	7,000	223,959
Ajinomoto Co., Inc.	21,200	434,495
Alfresa Holdings Corp.	8,900	194,935
Amada Co. Ltd.	13,600	127,225
ANA Holdings, Inc.(a)	6,700	154,975
Aozora Bank Ltd.(b)	4,500	74,720
Asahi Group Holdings Ltd.	18,000	627,347
Asahi Intecc Co. Ltd.	10,700	336,287
Asahi Kasei Corp.	63,900	557,440
Astellas Pharma, Inc.	87,800	1,308,799
Bandai Namco Holdings, Inc.	9,500	696,065
Bank of Kyoto Ltd.	3,000	145,050
Benesse Holdings, Inc.	4,800	123,547
Bridgestone Corp.	18,400	581,608
Brother Industries Ltd.	9,200	146,348
Calbee, Inc.	4,500	148,221
Canon, Inc.	44,900	744,736
Casio Computer Co. Ltd.	7,800	126,300
Central Japan Railway Co.	6,300	903,040
Chiba Bank Ltd.(b)	26,100	144,013
Chubu Electric Power Co., Inc.	31,400	381,933
Chugai Pharmaceutical Co. Ltd.	32,100	1,440,502
Chugoku Electric Power Co., Inc.(b)	14,700	183,791
Coca-Cola Bottlers Japan Holdings, Inc.	7,100	118,854
Concordia Financial Group Ltd.	48,900	170,083
Cosmos Pharmaceutical Corp.	1,200	209,125
CyberAgent, Inc.	5,400	333,458
Dai Nippon Printing Co. Ltd.	9,600	194,589
Daicel Corp.	11,900	85,770
Daifuku Co. Ltd.	4,900	494,593
Dai-ichi Life Holdings, Inc.	54,200	764,780
Daiichi Sankyo Co. Ltd.	80,100	2,458,889
Daikin Industries Ltd.	11,800	2,180,335
Daito Trust Construction Co. Ltd.	3,400	301,392
Daiwa House Industry Co. Ltd.	26,900	689,913
Daiwa House REIT Investment Corp.	85	216,893
Daiwa Securities Group, Inc.	65,000	273,384
Denso Corp.	21,200	929,232
Dentsu Group, Inc.	9,500	280,407
Disco Corp.	1,400	342,306
East Japan Railway Co.	13,000	799,483
Eisai Co. Ltd.	12,300	1,123,387
Electric Power Development Co. Ltd.	7,100	109,512
ENEOS Holdings, Inc.	139,100	496,290
FamilyMart Co. Ltd.	5,200	117,183
FANUC Corp.	8,700	1,669,664
Fast Retailing Co. Ltd.	2,800	1,759,579
Fuji Electric Co. Ltd.	4,700	148,993
FUJIFILM Holdings Corp.	17,300	852,749

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	8,800	$1,202,235
Fukuoka Financial Group, Inc.	7,600	127,740
GLP J-Reit	154	237,020
GMO Payment Gateway, Inc.	1,700	182,108
Hakuhodo DY Holdings, Inc.	14,000	181,039
Hamamatsu Photonics KK	6,400	323,434
Hankyu Hanshin Holdings, Inc.	11,600	372,930
Hikari Tsushin, Inc.	1,000	238,589
Hino Motors Ltd.	12,500	81,109
Hirose Electric Co. Ltd.	1,611	208,150
Hisamitsu Pharmaceutical Co., Inc.	2,900	148,262
Hitachi Construction Machinery Co. Ltd.	4,600	166,693
Hitachi Ltd.	46,000	1,557,534
Hitachi Metals Ltd.	6,500	100,231
Honda Motor Co. Ltd.	68,000	1,614,814
Hoshizaki Corp.	2,500	199,491
Hoya Corp.	17,200	1,942,161
Hulic Co. Ltd.	19,700	184,848
Idemitsu Kosan Co. Ltd.(b)	8,649	184,663
Iida Group Holdings Co. Ltd.	6,800	137,630
Inpex Corp.	45,900	246,308
Isetan Mitsukoshi Holdings Ltd.(b)	11,500	61,052
Isuzu Motors Ltd.	24,900	217,770
Ito En Ltd.	1,800	128,373
ITOCHU Corp.	63,700	1,631,092
Itochu Techno-Solutions Corp.	3,800	144,155
Japan Airlines Co. Ltd.(a)	5,700	106,315
Japan Airport Terminal Co. Ltd.	1,700	75,314
Japan Exchange Group, Inc.	24,200	678,284
Japan Post Bank Co. Ltd.	18,900	147,416
Japan Post Holdings Co. Ltd.	64,700	441,193
Japan Post Insurance Co. Ltd.	10,400	163,751
Japan Prime Realty Investment Corp.	44	136,515
Japan Real Estate Investment Corp.	59	301,640
Japan Retail Fund Investment Corp.	117	181,001
Japan Tobacco, Inc.	56,900	1,038,071
JFE Holdings, Inc.(a)	20,100	140,736
JGC Holdings Corp.	10,000	103,721
JSR Corp.	7,600	180,638
JTEKT Corp.	6,200	48,632
Kajima Corp.	21,700	261,446
Kakaku.com, Inc.	7,400	195,093
Kamigumi Co. Ltd.	4,300	84,733
Kansai Electric Power Co., Inc.	28,400	275,250
Kansai Paint Co. Ltd.	7,600	188,898
Kao Corp.	22,600	1,696,598
Kawasaki Heavy Industries Ltd.(a)	5,800	78,353
KDDI Corp.	77,000	1,936,669
Keihan Holdings Co. Ltd.	4,600	191,000
Keikyu Corp.	11,000	169,309
Keio Corp.	5,500	340,482
Keisei Electric Railway Co. Ltd.	5,400	152,518
Keyence Corp.	8,080	3,777,231
Kikkoman Corp.	6,300	349,485
Kintetsu Group Holdings Co. Ltd.	8,500	362,749
Kirin Holdings Co. Ltd.	40,400	758,817
Kobayashi Pharmaceutical Co. Ltd.	2,600	251,227
Kobe Bussan Co. Ltd.	2,800	154,199
Koito Manufacturing Co. Ltd.	4,500	229,616
Komatsu Ltd.	39,900	876,325
Konami Holdings Corp.	5,300	229,270
Kose Corp.	1,700	208,144
Kubota Corp.	49,500	886,903

Security	Shares	Value

Japan (continued)
Kuraray Co. Ltd.	13,400	$130,014
Kurita Water Industries Ltd.	4,000	132,275
Kyocera Corp.	15,300	876,025
Kyowa Kirin Co. Ltd.	12,600	358,556
Kyushu Electric Power Co., Inc.(b)	13,400	121,580
Kyushu Railway Co.	6,700	143,249
Lasertec Corp.	3,800	312,356
Lawson, Inc.	1,900	90,597
LINE Corp.(a)	3,000	152,705
Lion Corp.	11,900	244,296
LIXIL Group Corp.	13,600	274,887
M3, Inc.	20,700	1,280,424
Makita Corp.	9,800	469,021
Marubeni Corp.	71,500	405,934
Marui Group Co. Ltd.(b)	9,500	182,298
Maruichi Steel Tube Ltd.	2,400	60,085
Mazda Motor Corp.	30,300	177,732
McDonald’s Holdings Co. Japan Ltd.	4,500	218,871
Mebuki Financial Group, Inc.	38,630	87,659
Medipal Holdings Corp.	9,800	196,512
MEIJI Holdings Co. Ltd.	6,100	465,953
Mercari, Inc.(a)	3,200	147,883
MINEBEA MITSUMI, Inc.	20,100	382,869
MISUMI Group, Inc.	15,500	434,572
Mitsubishi Chemical Holdings Corp.	59,500	343,457
Mitsubishi Corp.	63,500	1,519,895
Mitsubishi Electric Corp.	88,100	1,195,446
Mitsubishi Estate Co. Ltd.	55,500	840,692
Mitsubishi Gas Chemical Co., Inc.	9,300	173,012
Mitsubishi Heavy Industries Ltd.	14,800	327,683
Mitsubishi Materials Corp.	6,200	122,182
Mitsubishi Motors Corp.(a)	36,300	80,155
Mitsubishi UFJ Financial Group, Inc.(b)	563,800	2,250,055
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	70,625
Mitsui & Co. Ltd.(b)	78,500	1,348,850
Mitsui Chemicals, Inc.	7,900	190,940
Mitsui Fudosan Co. Ltd.	44,100	767,414
Miura Co. Ltd.	3,700	181,481
Mizuho Financial Group, Inc.(b)	110,840	1,383,468
MonotaRO Co. Ltd.	5,200	258,289
MS&AD Insurance Group Holdings, Inc.	19,900	536,170
Murata Manufacturing Co. Ltd.	27,300	1,775,241
Nabtesco Corp.	5,000	181,532
Nagoya Railroad Co. Ltd.	10,200	279,625
NEC Corp.	11,400	666,829
Nexon Co. Ltd.	21,700	541,280
NGK Insulators Ltd.	16,200	231,311
NGK Spark Plug Co. Ltd.	8,500	148,412
NH Foods Ltd.	4,000	178,795
Nidec Corp.	21,400	2,006,847
Nihon M&A Center Inc.	6,600	377,582
Nikon Corp.(b)	14,700	99,191
Nintendo Co. Ltd.	5,100	2,890,125
Nippon Building Fund, Inc.	62	350,919
Nippon Express Co. Ltd.	3,800	221,742
Nippon Paint Holdings Co. Ltd.	6,600	679,445
Nippon Shinyaku Co. Ltd.	1,900	156,434
Nippon Steel Corp.(a)(b)	43,347	409,214
Nippon Telegraph & Telephone Corp.	56,200	1,147,417
Nippon Yusen KK	5,300	91,960
Nissan Chemical Corp.	5,900	314,529
Nissan Motor Co. Ltd.(a)	98,300	347,647
Nisshin Seifun Group, Inc.	9,000	142,840

10

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nissin Foods Holdings Co. Ltd.	3,500	$328,818
Nitori Holdings Co. Ltd.	3,200	663,846
Nitto Denko Corp.	7,300	475,586
Nomura Holdings, Inc.	141,500	646,645
Nomura Real Estate Holdings, Inc.	5,200	98,962
Nomura Real Estate Master Fund, Inc.	177	221,740
Nomura Research Institute Ltd.(b)	14,843	437,044
NSK Ltd.	14,400	110,223
NTT Data Corp.	25,500	326,331
NTT DOCOMO, Inc.	45,700	1,679,297
Obayashi Corp.	35,600	325,003
Obic Co. Ltd.	3,400	597,933
Odakyu Electric Railway Co. Ltd.(b)	16,000	402,205
Oji Holdings Corp.	39,000	179,208
Olympus Corp.	55,000	1,143,765
Omron Corp.	9,100	711,494
Ono Pharmaceutical Co. Ltd.	14,000	440,354
Oracle Corp. Japan	2,000	215,954
Oriental Land Co. Ltd.(b)	8,900	1,248,182
ORIX Corp.	65,900	823,108
Orix JREIT, Inc.	142	218,483
Osaka Gas Co. Ltd.	18,700	364,072
Otsuka Corp.	5,800	296,388
Otsuka Holdings Co. Ltd.	18,100	766,812
Pan Pacific International Holdings Corp.	20,000	465,765
Panasonic Corp.	103,800	884,176
Park24 Co. Ltd.	6,400	103,908
PeptiDream, Inc.(a)	5,300	248,722
Persol Holdings Co. Ltd.	8,300	135,574
Pigeon Corp.	4,400	196,598
Pola Orbis Holdings, Inc.	5,600	105,590
Rakuten, Inc.	39,300	423,770
Recruit Holdings Co. Ltd.	60,200	2,390,864
Renesas Electronics Corp.(a)	36,900	270,833
Resona Holdings, Inc.	94,700	322,627
Ricoh Co. Ltd.(b)	29,100	196,431
Rinnai Corp.	2,100	204,837
Rohm Co. Ltd.	4,000	309,240
Ryohin Keikaku Co. Ltd.	11,000	182,780
Santen Pharmaceutical Co. Ltd.	19,300	394,605
SBI Holdings, Inc.	12,550	325,194
SCSK Corp.	1,900	106,303
Secom Co. Ltd.	10,200	933,458
Sega Sammy Holdings, Inc.	8,800	107,254
Seibu Holdings, Inc.	9,800	105,528
Seiko Epson Corp.(b)	14,900	171,354
Sekisui Chemical Co. Ltd.	14,400	230,332
Sekisui House Ltd.	29,600	524,533
Seven & i Holdings Co. Ltd.	35,900	1,115,416
Seven Bank Ltd.(b)	32,800	79,492
SG Holdings Co. Ltd.	6,400	333,015
Sharp Corp.	5,700	70,904
Shimadzu Corp.	11,000	334,800
Shimamura Co. Ltd.	1,100	106,858
Shimano, Inc.	3,400	671,143
Shimizu Corp.	30,700	231,114
Shin-Etsu Chemical Co. Ltd.	16,900	2,211,437
Shinsei Bank Ltd.	2,900	35,807
Shionogi & Co. Ltd.	12,400	663,700
Shiseido Co. Ltd.	19,000	1,099,909
Shizuoka Bank Ltd.	15,700	108,426
Showa Denko KK	4,400	80,761
SMC Corp.	2,700	1,506,158

Security	Shares	Value

Japan (continued)
Softbank Corp.(b)	133,900	$1,496,243
SoftBank Group Corp.	72,800	4,504,466
Sohgo Security Services Co. Ltd.	4,300	204,835
Sompo Holdings, Inc.	14,800	510,942
Sony Corp.	57,800	4,429,909
Square Enix Holdings Co. Ltd.	4,200	277,961
Stanley Electric Co. Ltd.	5,700	164,269
Subaru Corp.	29,800	578,503
SUMCO Corp.	15,400	217,280
Sumitomo Chemical Co. Ltd.	79,700	263,805
Sumitomo Corp.	59,300	714,831
Sumitomo Dainippon Pharma Co. Ltd.	6,600	86,971
Sumitomo Electric Industries Ltd.	33,500	377,120
Sumitomo Heavy Industries Ltd.	4,400	102,370
Sumitomo Metal Mining Co. Ltd.	10,100	313,244
Sumitomo Mitsui Financial Group, Inc.	54,400	1,521,068
Sumitomo Mitsui Trust Holdings, Inc.	15,200	404,377
Sumitomo Realty & Development Co. Ltd.	16,400	485,491
Sumitomo Rubber Industries Ltd.	5,200	48,303
Sundrug Co. Ltd.	4,000	150,780
Suntory Beverage & Food Ltd.	6,300	236,586
Suzuken Co. Ltd.	3,170	120,917
Suzuki Motor Corp.	16,700	715,392
Sysmex Corp.	7,400	708,046
T&D Holdings, Inc.	24,800	244,486
Taiheiyo Cement Corp.	5,900	150,648
Taisei Corp.	8,800	297,854
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	85,614
Taiyo Nippon Sanso Corp.	9,300	142,998
Takeda Pharmaceutical Co. Ltd.	74,276	2,654,842
TDK Corp.	5,800	633,318
Teijin Ltd.	7,200	111,660
Terumo Corp.	31,600	1,258,144
THK Co. Ltd.	5,800	145,960
TIS, Inc.	9,000	191,160
Tobu Railway Co. Ltd.	7,900	244,124
Toho Co. Ltd.	5,500	226,758
Toho Gas Co. Ltd.	3,600	178,131
Tohoku Electric Power Co., Inc.	15,400	154,340
Tokio Marine Holdings, Inc.	29,400	1,286,384
Tokyo Century Corp.	2,300	125,363
Tokyo Electric Power Co. Holdings, Inc.(a)	84,300	231,839
Tokyo Electron Ltd.	7,100	1,854,907
Tokyo Gas Co. Ltd.	15,300	349,153
Tokyu Corp.	26,400	342,628
Tokyu Fudosan Holdings Corp.(b)	30,800	133,047
Toppan Printing Co. Ltd.	11,500	162,552
Toray Industries, Inc.	70,500	322,538
Toshiba Corp.	18,400	469,376
Tosoh Corp.	10,700	173,725
TOTO Ltd.	5,900	271,868
Toyo Suisan Kaisha Ltd.	3,600	190,102
Toyoda Gosei Co. Ltd.	4,300	98,732
Toyota Industries Corp.	6,200	392,595
Toyota Motor Corp.	99,506	6,604,213
Toyota Tsusho Corp.	10,200	286,888
Trend Micro, Inc.	5,700	347,350
Tsuruha Holdings, Inc.	1,800	255,180
Unicharm Corp.	18,900	845,270
United Urban Investment Corp.	134	149,109
USS Co. Ltd.	12,100	216,510
Welcia Holdings Co. Ltd.	5,000	219,267
West Japan Railway Co.	6,500	321,154

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yakult Honsha Co. Ltd.	4,800	$266,520
Yamada Denki Co. Ltd.	38,700	192,994
Yamaha Corp.	6,900	330,930
Yamaha Motor Co. Ltd.	11,600	168,556
Yamato Holdings Co. Ltd.	13,900	366,160
Yamazaki Baking Co. Ltd.	1,900	33,119
Yaskawa Electric Corp.	10,400	406,880
Yokogawa Electric Corp.	9,900	157,227
Yokohama Rubber Co. Ltd.	5,000	71,177
Z Holdings Corp.	127,000	848,287
ZOZO, Inc.	4,300	119,990

		164,995,978

Jordan — 0.0%
Hikma Pharmaceuticals PLC	5,712	191,451

Luxembourg — 0.1%
ArcelorMittal SA(a)	29,492	392,341
Eurofins Scientific SE(a)	605	479,261
Reinet Investments SCA	5,889	102,134
SES SA	18,778	132,937

		1,106,673

Macau — 0.1%
Galaxy Entertainment Group Ltd.	97,000	655,787
Sands China Ltd.	104,800	406,227
SJM Holdings Ltd.	69,000	81,797
Wynn Macau Ltd.(a)(b)	73,600	118,114

		1,261,925

Malaysia — 0.5%
AMMB Holdings BHD	68,900	49,875
Axiata Group BHD	165,600	117,946
Carlsberg Brewery Malaysia Bhd	12,400	61,951
CIMB Group Holdings BHD	239,100	177,562
Dialog Group BHD	142,134	130,421
DiGi.Com BHD	144,300	140,270
Fraser & Neave Holdings BHD	12,300	95,164
Gamuda BHD	129,800	109,220
Genting BHD	119,100	91,399
Genting Malaysia BHD	106,100	53,192
Genting Plantations BHD	10,000	23,846
Hartalega Holdings Bhd	88,200	345,452
Hong Leong Bank BHD	31,140	112,992
Hong Leong Financial Group BHD	7,000	24,157
IHH Healthcare Bhd	133,900	168,002
IOI Corp. BHD	102,200	109,828
Kossan Rubber Industries	32,400	107,138
Kuala Lumpur Kepong BHD	17,500	95,898
Malayan Banking BHD	203,800	354,532
Malaysia Airports Holdings Bhd	11,800	13,552
Maxis Bhd(b)	144,000	176,307
MISC BHD	83,600	151,263
Nestle Malaysia Bhd	2,400	81,710
Petronas Chemicals Group BHD	122,200	165,571
Petronas Dagangan BHD	22,000	104,605
Petronas Gas BHD	34,000	134,820
PPB Group BHD	15,120	69,229
Press Metal Aluminium Holdings BHD	77,800	96,485
Public Bank Bhd	131,420	497,051
QL Resources BHD	53,600	126,611
RHB Bank Bhd	82,424	90,757
Sime Darby BHD	159,000	95,490
Sime Darby Plantation BHD	79,200	96,455

Security	Shares	Value

Malaysia (continued)
Supermax Corp. Bhd(a)	72,800	$148,354
Telekom Malaysia Bhd(b)	55,900	55,685
Tenaga Nasional BHD	95,300	241,150
Top Glove Corp. Bhd	219,000	439,097
Westports Holdings BHD	70,000	65,475
YTL Corp. BHD	115,423	18,797

		5,237,309

Mexico — 0.5%
Alfa SAB de CV, Class A	153,472	95,159
America Movil SAB de CV, Series L	1,657,359	1,040,370
Becle SAB de CV	5,783	11,803
Cemex SAB de CV	646,337	244,954
Coca-Cola Femsa SAB de CV	24,300	99,117
Fibra Uno Administracion SA de CV	143,017	113,125
Fomento Economico Mexicano SAB de CV	100,142	564,308
Gruma SAB de C.V.	9,959	110,370
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	126,827
Grupo Aeroportuario del Sureste SAB de C.V., Class B(a)	10,700	124,264
Grupo Bimbo SAB de CV, Series A	51,412	96,190
Grupo Carso SAB de C.V.	11,376	23,373
Grupo Financiero Banorte SAB de CV, Class O(a)	113,340	392,742
Grupo Financiero Inbursa SAB de C.V., Class O(a)	99,700	77,689
Grupo Mexico SAB de CV, Series B	139,907	355,913
Grupo Televisa SAB(a)	109,894	135,780
Industrias Penoles SAB de C.V.	7,755	125,310
Infraestructura Energetica Nova SAB de C.V.	33,988	102,418
Kimberly-Clark de Mexico SAB de C.V., Class A	78,500	124,612
Megacable Holdings SAB de CV, CPO	21,129	60,803
Orbia Advance Corp. SAB de CV	36,623	64,165
Promotora y Operadora de Infraestructura SAB de C.V.(a)	14,276	100,958
Wal-Mart de Mexico SAB de CV	218,061	523,173

		4,713,423

Netherlands — 2.6%
ABN AMRO Bank NV(d)	19,393	162,116
Adyen NV(a)(d)	855	1,577,033
Aegon NV	60,851	157,501
Akzo Nobel NV	9,256	935,508
Altice Europe NV(a)	33,037	157,293
Argenx SE(a)	2,122	560,561
ASML Holding NV	19,899	7,350,151
EXOR NV	6,176	335,250
Heineken Holding NV	5,886	458,685
Heineken NV	12,101	1,077,313
ING Groep NV(a)	180,010	1,284,707
Just Eat Takeaway.com NV(a)(d)	5,735	642,014
Koninklijke Ahold Delhaize NV	49,896	1,474,821
Koninklijke DSM NV	7,996	1,316,393
Koninklijke KPN NV	156,837	367,989
Koninklijke Philips NV(a)	43,217	2,040,668
Koninklijke Vopak NV(b)	2,976	167,691
NN Group NV	13,812	517,725
Randstad NV(a)	6,023	314,072
Royal Dutch Shell PLC	370,303	4,559,807
Wolters Kluwer NV	12,557	1,071,143

		26,528,441

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	39,014	397,064
Auckland International Airport Ltd.(a)	55,568	269,721
Fisher & Paykel Healthcare Corp. Ltd.	27,280	602,084

12

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Mercury NZ Ltd.	24,362	$82,436
Meridian Energy Ltd.	47,463	156,100
Ryman Healthcare Ltd.	13,399	125,882
Spark New Zealand Ltd.	83,974	262,024

		1,895,311

Norway — 0.3%
DNB ASA(a)	41,568	579,068
Equinor ASA	49,235	697,545
Gjensidige Forsikring ASA	10,495	212,993
Mowi ASA	20,651	367,420
Norsk Hydro ASA(a)	62,662	172,961
Orkla ASA	34,581	349,008
Schibsted ASA, B Shares(a)	4,171	166,171
Telenor ASA	30,733	515,969
Yara International ASA	7,355	283,019

		3,344,154

Pakistan — 0.0%
Habib Bank Ltd.	10,100	7,967
MCB Bank Ltd.	84,068	88,161
Oil & Gas Development Co. Ltd.	11,100	6,920

		103,048

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	9,607	117,398
Credicorp Ltd.	3,359	416,482
Southern Copper Corp.(b)	3,339	151,156

		685,036

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	67,449
Aboitiz Power Corp.	14,700	7,756
Ayala Corp.	13,480	192,747
Ayala Land, Inc.	317,200	195,223
Bank of the Philippine Islands	26,042	34,482
BDO Unibank, Inc.	93,622	167,057
Globe Telecom, Inc.	905	38,818
GT Capital Holdings, Inc.	3,701	29,621
International Container Terminal Services, Inc.	41,800	95,361
JG Summit Holdings, Inc.	156,443	194,914
Jollibee Foods Corp.	12,070	36,185
Manila Electric Co.	11,960	67,052
Megaworld Corp.(a)	600,000	36,829
Metro Pacific Investments Corp.	584,000	42,198
Metropolitan Bank & Trust Co.	96,987	76,785
PLDT, Inc.	6,295	172,994
SM Investments Corp.	9,052	165,084
SM Prime Holdings, Inc.	486,150	296,267
Universal Robina Corp.	34,300	95,129

		2,011,951

Poland — 0.2%
Bank Polska Kasa Opieki SA(a)	7,442	96,941
CD Projekt SA(a)	3,685	399,004
Cyfrowy Polsat SA(a)	8,953	62,660
Dino Polska SA(a)(d)	1,416	83,297
Grupa Lotos SA	6,134	54,713
KGHM Polska Miedz SA(a)	7,250	221,864
LPP SA(a)	55	93,467
mBank SA(a)	573	24,737
Orange Polska SA(a)	32,359	57,269
PGE Polska Grupa Energetyczna SA(a)	30,296	50,308
Polski Koncern Naftowy ORLEN SA	11,167	132,531
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	122,710

Security	Shares	Value

Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA(a)	38,504	$211,326
Powszechny Zaklad Ubezpieczen SA(a)	26,379	169,278
Santander Bank Polska SA(a)	1,611	59,403

		1,839,508

Portugal — 0.1%
EDP - Energias de Portugal SA	132,565	651,813
Galp Energia SGPS SA	25,061	232,453
Jeronimo Martins SGPS SA	10,590	170,291

		1,054,557

Qatar — 0.2%
Barwa Real Estate Co.	109,970	104,702
Commercial Bank PSQC	100,850	111,440
Industries Qatar QSC	97,136	261,056
Masraf Al Rayan QSC	154,440	174,931
Mesaieed Petrochemical Holding Co.	245,102	138,499
Ooredoo QPSC	63,062	114,929
Qatar Electricity & Water Co. QSC	34,989	160,985
Qatar Fuel QSC	23,217	111,855
Qatar International Islamic Bank QSC	39,371	89,880
Qatar Islamic Bank SAQ	52,150	234,024
Qatar National Bank QPSC	200,811	994,491

		2,496,792

Romania — 0.0%
NEPI Rockcastle PLC	22,422	92,381

Russia — 0.9%
Alrosa PJSC(a)	178,743	169,539
Evraz PLC	27,295	121,541
Gazprom PJSC	472,759	1,034,985
Gazprom PJSC, ADR	34,210	148,880
Inter RAO UES PJSC	1,289,334	92,929
LUKOIL PJSC	19,571	1,124,416
Magnit PJSC, GDR	14,877	221,770
Magnitogorsk Iron & Steel Works PJSC	206,260	102,375
MMC Norilsk Nickel PJSC	3,130	756,066
Mobile TeleSystems PJSC, ADR	25,223	220,197
Moscow Exchange MICEX-RTS PJSC(a)	63,850	120,172
Novatek PJSC, GDR	4,198	574,642
Novolipetsk Steel PJSC	57,306	126,510
PhosAgro PJSC, GDR	7,652	91,982
Polymetal International PLC	8,117	177,542
Polyus PJSC	1,439	301,205
Rosneft Oil Co. PJSC	22,083	108,791
Rosneft Oil Co. PJSC, GDR	29,564	145,225
Sberbank of Russia PJSC(a)	503,311	1,472,339
Severstal PJSC	10,830	138,026
Surgutneftegas PJSC	321,026	142,805
Surgutneftegas PJSC, ADR	9,276	40,845
Tatneft PJSC	64,821	384,570
VTB Bank PJSC(a)	86,510,000	38,303
VTB Bank PJSC, GDR(a)	50,000	41,684
X5 Retail Group NV, GDR	4,717	175,286
Yandex NV, Class A(a)	13,646	884,922

		8,957,547

Saudi Arabia — 0.8%
Advanced Petrochemical Co.	6,265	98,901
Al Rajhi Bank	55,261	968,582
Alinma Bank(a)	51,081	222,897
Almarai Co. JSC	14,060	198,827
Arab National Bank	31,320	169,986
Bank AlBilad	11,600	74,898

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Bank Al-Jazira	25,089	$93,915
Banque Saudi Fransi	25,272	218,433
Bupa Arabia for Cooperative Insurance Co.(a)	3,161	103,633
Co. for Cooperative Insurance(a)	5,107	118,693
Dar Al Arkan Real Estate Development Co.(a)	26,789	67,089
Etihad Etisalat Co.(a)	14,520	110,708
Jarir Marketing Co.	2,022	101,228
National Commercial Bank	69,878	694,136
National Industrialization Co.(a)	29,825	105,786
Rabigh Refining & Petrochemical Co.(a)	22,379	93,356
Riyad Bank	55,131	274,758
Sahara International Petrochemical Co.	14,239	62,821
Samba Financial Group	46,040	331,151
Saudi Airlines Catering Co.	4,132	90,992
Saudi Arabian Fertilizer Co.	8,326	182,185
Saudi Arabian Mining Co.(a)	20,212	226,004
Saudi Arabian Oil Co.(d)	76,842	735,910
Saudi Basic Industries Corp.	42,762	1,009,922
Saudi British Bank	31,658	213,804
Saudi Cement Co.	5,760	89,220
Saudi Electricity Co.	40,008	183,698
Saudi Industrial Investment Group	15,022	93,357
Saudi Kayan Petrochemical Co.(a)	43,107	134,691
Saudi Telecom Co.	28,508	764,446
Savola Group	12,960	166,125
Yanbu National Petrochemical Co.	12,736	199,687

		8,199,839

Singapore — 0.6%
Ascendas Real Estate Investment Trust	158,198	378,557
BOC Aviation Ltd.(d)	12,300	84,281
CapitaLand Commercial Trust	124,412	150,855
CapitaLand Ltd.	58,800	117,562
CapitaLand Mall Trust	134,200	191,000
City Developments Ltd.	17,400	97,953
DBS Group Holdings Ltd.(b)	85,884	1,262,610
Genting Singapore Ltd.(b)	233,100	115,063
Jardine Cycle & Carriage Ltd.	4,444	58,988
Keppel Corp. Ltd.	81,000	265,331
Mapletree Commercial Trust(b)	114,900	165,062
Mapletree Logistics Trust(b)	100,700	151,681
Oversea-Chinese Banking Corp. Ltd.(b)	152,749	949,906
Singapore Airlines Ltd.(b)	71,999	184,251
Singapore Exchange Ltd.	42,100	283,950
Singapore Technologies Engineering Ltd.(b)	65,500	166,915
Singapore Telecommunications Ltd.(b)	363,400	568,747
Suntec Real Estate Investment Trust(b)	137,400	147,320
United Overseas Bank Ltd.	55,500	781,839
UOL Group Ltd.(b)	22,000	108,101
Venture Corp. Ltd.	11,200	159,029

		6,389,001

South Africa — 1.1%
Absa Group Ltd.	39,136	207,364
Anglo American Platinum Ltd.	2,774	192,058
Anglo American PLC	53,079	1,284,171
AngloGold Ashanti Ltd.	19,921	521,127
Aspen Pharmacare Holdings Ltd.(a)	18,439	131,637
Bid Corp. Ltd.	14,178	218,133
Bidvest Group Ltd.	15,555	127,715
Capitec Bank Holdings Ltd.	3,567	219,696
Clicks Group Ltd.(b)	10,206	135,469
Discovery Ltd.	20,716	157,291

Security	Shares	Value

South Africa (continued)
Exxaro Resources Ltd.	14,243	$105,522
FirstRand Ltd.	209,702	514,582
Gold Fields Ltd.	38,623	472,498
Growthpoint Properties Ltd.	122,689	89,681
Harmony Gold Mining Co. Ltd.(a)	22,182	117,423
Impala Platinum Holdings Ltd.	38,734	336,548
Kumba Iron Ore Ltd.	2,943	86,937
Life Healthcare Group Holdings Ltd.	84,544	85,947
Momentum Metropolitan Holdings	20,454	18,928
Mr Price Group Ltd.	10,819	84,837
MTN Group Ltd.	86,848	291,387
MultiChoice Group	18,030	104,149
Naspers Ltd., N Shares	20,230	3,573,100
Nedbank Group Ltd.	13,419	80,299
Northam Platinum Ltd.(a)	18,042	183,381
Old Mutual Ltd.	220,791	136,093
Pepkor Holdings Ltd.(d)	88,345	58,756
Rand Merchant Investment Holdings Ltd.	48,390	83,866
Remgro Ltd.	22,131	123,691
Sanlam Ltd.	86,962	268,043
Sasol Ltd.(a)	23,294	179,104
Shoprite Holdings Ltd.(b)	21,012	171,420
Sibanye Stillwater Ltd.	109,857	304,895
SPAR Group Ltd.	12,100	137,001
Standard Bank Group Ltd.	58,955	378,654
Tiger Brands Ltd.	7,701	87,709
Vodacom Group Ltd.	34,946	256,269
Woolworths Holdings Ltd.	14,640	30,707

		11,556,088

South Korea — 3.3%
Alteogen Inc.(a)	938	143,929
Amorepacific Corp.	1,341	186,949
AMOREPACIFIC Group	739	30,795
BGF retail Co. Ltd.	426	45,053
BNK Financial Group, Inc.	6,375	27,583
Celltrion Healthcare Co. Ltd.(a)	3,160	237,038
Celltrion, Inc.(a)	4,433	975,100
Cheil Worldwide, Inc.	4,081	73,102
CJ CheilJedang Corp.	487	164,380
CJ Corp.	848	58,884
CJ ENM Co. Ltd.	390	47,431
CJ Logistics Corp.(a)	414	62,773
Coway Co. Ltd.(a)	2,504	170,301
Daelim Industrial Co. Ltd.	1,073	70,918
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	3,397	68,924
DB Insurance Co. Ltd.	1,949	75,322
Doosan Bobcat, Inc.	2,907	67,104
DuzonBizon Co. Ltd.	1,032	91,963
E-MART, Inc.	1,515	183,044
Fila Korea Ltd.	2,176	68,000
GS Engineering & Construction Corp.	910	18,744
GS Holdings Corp.	2,934	77,681
GS Retail Co. Ltd.	2,671	76,550
Hana Financial Group, Inc.	13,571	326,017
Hankook Tire & Technology Co. Ltd.	4,552	122,662
Hanmi Pharm Co. Ltd.	234	54,706
Hanon Systems	14,702	155,248
Hanwha Chemical Corp.	4,037	132,424
Hanwha Corp.	1,508	32,424
HLB, Inc.(a)	2,739	241,451
Hotel Shilla Co. Ltd.	1,174	76,034

14

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Engineering & Construction Co. Ltd.	3,298	$85,611
Hyundai Glovis Co. Ltd.	1,004	123,448
Hyundai Heavy Industries Holdings Co. Ltd.	422	78,458
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	87,234
Hyundai Mobis Co. Ltd.(a)	3,072	602,677
Hyundai Motor Co.(a)	7,239	1,102,645
Hyundai Steel Co.	3,455	72,609
Industrial Bank of Korea	10,461	71,460
Kakao Corp.	2,692	837,087
Kangwon Land, Inc.	4,062	74,680
KB Financial Group, Inc.	19,522	628,608
Kia Motors Corp.	13,849	555,372
KMW Co. Ltd.(a)	820	54,806
Korea Aerospace Industries Ltd.	2,844	55,157
Korea Electric Power Corp.(a)	10,419	181,541
Korea Gas Corp.	753	15,808
Korea Investment Holdings Co. Ltd.	1,486	91,841
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,655	116,721
Korea Zinc Co. Ltd.	398	128,451
Korean Air Lines Co. Ltd.(a)	6,967	111,992
KT&G Corp.	6,333	447,249
Kumho Petrochemical Co. Ltd.	423	39,683
LG Chem Ltd.	2,275	1,269,836
LG Corp.	4,097	260,134
LG Display Co. Ltd.(a)	10,040	131,525
LG Electronics, Inc.	4,945	387,356
LG Household & Health Care Ltd.	441	544,218
LG Innotek Co. Ltd.	809	106,762
LG Uplus Corp.	14,417	141,642
Lotte Chemical Corp.	865	145,012
Lotte Corp.	2,177	53,048
Lotte Shopping Co. Ltd.	260	17,432
Meritz Securities Co. Ltd.	25,240	69,947
Mirae Asset Daewoo Co. Ltd.	9,107	65,892
NAVER Corp.	5,651	1,436,039
NCSoft Corp.	791	545,104
Netmarble Corp.(a)(d)	706	99,883
NH Investment & Securities Co. Ltd.	5,312	41,483
Orion Corp/Republic of Korea	907	101,631
Pan Ocean Co. Ltd.(a)	23,834	69,393
Pearl Abyss Corp.(a)	511	87,999
POSCO	3,587	600,513
POSCO Chemical Co. Ltd.	423	30,243
Posco International Corp.	1,160	13,246
S-1 Corp.	442	33,143
Samsung Biologics Co. Ltd.(a)(d)	759	447,459
Samsung C&T Corp.	4,015	360,320
Samsung Card Co. Ltd.	1,210	29,214
Samsung Electro-Mechanics Co. Ltd.	2,330	276,127
Samsung Electronics Co. Ltd.	219,449	10,894,354
Samsung Engineering Co. Ltd.(a)	6,952	62,460
Samsung Fire & Marine Insurance Co. Ltd.	1,332	207,505
Samsung Heavy Industries Co. Ltd.(a)	24,292	110,423
Samsung Life Insurance Co. Ltd.	3,145	164,133
Samsung SDI Co. Ltd.	2,617	966,768
Samsung SDS Co. Ltd.	1,413	204,556
Samsung Securities Co. Ltd.	2,723	71,157
Seegene, Inc.	872	194,159
Shin Poong Pharmaceutical Co. Ltd.(a)	1,384	149,122
Shinhan Financial Group Co. Ltd.	21,889	513,528
Shinsegae, Inc.	335	60,614
SK Holdings Co. Ltd.	1,532	258,669

Security	Shares	Value

South Korea (continued)
SK Hynix, Inc.	25,633	$1,837,443
SK Innovation Co. Ltd.(a)	2,885	341,918
SK Telecom Co. Ltd.	1,787	363,264
S-Oil Corp.(a)	2,657	116,692
Woori Financial Group, Inc.	25,605	187,226
Yuhan Corp.	1,850	101,603

		33,895,867

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	12,165	274,986
Aena SME SA(a)(d)	3,031	422,001
Amadeus IT Group SA	20,182	1,120,827
Banco Bilbao Vizcaya Argentaria SA	315,429	875,610
Banco Santander SA(a)	765,170	1,427,010
Bankinter SA	28,922	124,508
CaixaBank SA	188,559	400,289
Cellnex Telecom SA(d)	15,166	920,616
Enagas SA	8,450	194,968
Endesa SA	16,421	439,229
Ferrovial SA	22,218	539,684
Grifols SA , Class A	14,947	429,803
Iberdrola SA	269,083	3,312,031
Industria de Diseno Textil SA	50,106	1,386,152
Mapfre SA	66,978	105,079
Naturgy Energy Group SA	14,485	290,492
Red Electrica Corp. SA	20,753	389,229
Repsol SA	66,178	447,073
Siemens Gamesa Renewable Energy SA	10,554	285,613
Telefonica SA	191,279	655,239

		14,040,439

Sweden — 1.9%
Alfa Laval AB(a)	15,879	350,521
Assa Abloy AB, Class B	48,799	1,140,926
Atlas Copco AB, A Shares	48,634	2,219,298
Boliden AB(a)	11,741	348,363
Electrolux AB, Series B	12,552	292,598
Epiroc AB, Class A	32,873	476,206
Epiroc AB, Class B	15,591	216,414
EQT AB	10,674	207,124
Essity AB, Class B(a)	26,739	902,742
Evolution Gaming Group AB(d)	6,058	400,271
Hennes & Mauritz AB, Class B	35,786	616,519
Hexagon AB, B Shares(a)	13,128	991,597
Husqvarna AB, B Shares	19,743	217,097
ICA Gruppen AB	4,845	246,135
Industrivarden AB, C Shares(a)	8,883	236,232
Investment AB Latour	5,146	120,899
Investor AB, B Shares	21,196	1,384,517
Kinnevik AB, Class B	10,274	417,005
L E Lundbergforetagen AB, B Shares(a)	3,263	161,222
Lundin Energy AB	9,142	181,293
Nibe Industrier AB(a)	14,486	372,306
Sandvik AB(a)	50,868	994,740
Securitas AB, B Shares(a)	13,331	203,790
Skandinaviska Enskilda Banken AB, Class A(a)	72,272	641,889
Skanska AB, B Shares(a)	16,387	346,071
SKF AB, B Shares	17,305	357,012
Svenska Cellulosa AB SCA, Class B(a)	24,929	341,762
Svenska Handelsbanken AB, A Shares(a)	73,897	618,279
Swedbank AB, A Shares(a)	41,928	656,408
Swedish Match AB	8,618	704,665
Tele2 AB, Class B	26,650	375,737

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson	138,110	$1,511,370
Telia Co. AB	121,918	498,783
Volvo AB, B Shares(a)	67,265	1,292,151

		20,041,942

Switzerland — 6.4%
ABB Ltd., Registered Shares	87,453	2,223,391
Adecco Group AG, Registered Shares	7,309	385,662
Alcon, Inc.(a)	23,032	1,305,815
Baloise Holding AG, Registered Shares	1,908	280,904
Banque Cantonale Vaudoise, Registered Shares	1,511	153,338
Barry Callebaut AG, Registered Shares	140	311,831
Chocoladefabriken Lindt & Spruengli AG	46	388,285
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	445,487
Cie Financiere Richemont SA, Registered Shares	23,979	1,610,018
Clariant AG, Registered Shares	8,166	161,091
Coca-Cola HBC AG(a)	8,830	218,038
Credit Suisse Group AG, Registered Shares	108,756	1,085,678
EMS-Chemie Holding AG, Registered Shares	335	300,986
Geberit AG, Registered Shares	1,729	1,022,918
Givaudan SA, Registered Shares	438	1,891,199
Julius Baer Group Ltd.	11,774	500,070
Kuehne + Nagel International AG, Registered Shares	2,624	509,511
LafargeHolcim Ltd., Registered Shares(a)	23,694	1,078,540
Logitech International SA, Registered Shares(b)	7,661	593,437
Lonza Group AG, Registered Shares	3,574	2,205,641
Nestle SA, Registered Shares	137,400	16,352,245
Novartis AG, Registered Shares	101,751	8,834,461
Partners Group Holding AG	836	768,956
Roche Holding AG	32,617	11,172,645
Schindler Holding AG	1,797	490,545
Schindler Holding AG, Registered Shares	1,003	272,212
SGS SA, Registered Shares	268	718,196
Sika AG, Registered Shares	6,707	1,646,915
Sonova Holding AG, Registered Shares(a)	2,745	695,624
Straumann Holding AG, Registered Shares	478	483,545
Swatch Group AG	1,402	326,786
Swatch Group AG, Registered Shares	1,269	57,145
Swiss Life Holding AG, Registered Shares(a)	1,394	527,478
Swiss Prime Site AG, Registered Shares	3,220	292,439
Swiss Re AG	14,184	1,052,153
Swisscom AG, Registered Shares	1,150	609,222
Temenos AG, Registered Shares	3,519	472,969
UBS Group AG, Registered Shares	171,864	1,920,220
Vifor Pharma AG	2,169	295,037
Zurich Insurance Group AG	7,144	2,491,220

		66,151,853

Taiwan — 3.6%
Accton Technology Corp.	27,000	208,890
Acer, Inc.(a)	69,504	59,888
Advantech Co. Ltd.	25,157	254,572
ASE Technology Holding Co. Ltd.	147,343	303,361
Asia Cement Corp.	94,233	135,776
ASMedia Technology Inc.	2,000	101,405
Asustek Computer, Inc.	38,220	336,268
AU Optronics Corp.(a)	414,000	161,242
Catcher Technology Co. Ltd.	27,000	170,599
Cathay Financial Holding Co. Ltd.	361,488	483,936
Chailease Holding Co. Ltd.	71,159	325,963
Chang Hwa Commercial Bank Ltd.	244,073	146,904
Cheng Shin Rubber Industry Co. Ltd.	66,436	85,029

Security	Shares	Value

Taiwan (continued)
Chicony Electronics Co. Ltd.	15,856	$46,289
China Development Financial Holding Corp.	577,765	170,896
China Life Insurance Co. Ltd.	132,016	91,129
China Steel Corp.	419,638	297,210
Chunghwa Telecom Co. Ltd.	154,000	569,140
Compal Electronics, Inc.	192,000	126,980
CTBC Financial Holding Co. Ltd.	668,601	427,170
Delta Electronics, Inc.	88,000	577,847
E.Sun Financial Holding Co. Ltd.	597,410	532,045
Eclat Textile Co. Ltd.	7,303	91,313
Eva Airways Corp.	83,492	30,873
Evergreen Marine Corp. Taiwan Ltd.(a)	109,139	60,169
Far Eastern New Century Corp.	80,607	70,814
Far EasTone Telecommunications Co. Ltd.	46,000	97,156
Feng TAY Enterprise Co. Ltd.	21,318	128,691
First Financial Holding Co. Ltd.	492,814	351,686
Formosa Chemicals & Fibre Corp.	161,360	379,960
Formosa Petrochemical Corp.	50,000	138,750
Formosa Plastics Corp.	186,040	508,282
Formosa Taffeta Co. Ltd.	31,000	33,635
Foxconn Technology Co. Ltd.	43,007	76,883
Fubon Financial Holding Co. Ltd.	278,952	405,907
Giant Manufacturing Co. Ltd.	10,000	94,753
Globalwafers Co. Ltd.	8,000	107,042
Highwealth Construction Corp.	68,640	102,534
Hiwin Technologies Corp.	12,767	126,865
Hon Hai Precision Industry Co. Ltd.	594,800	1,599,126
Hotai Motor Co. Ltd.	13,000	290,988
Hua Nan Financial Holdings Co. Ltd.	454,222	278,470
Innolux Corp.(a)	428,494	139,873
Inventec Corp.	92,470	72,033
Largan Precision Co. Ltd.	5,000	585,548
Lite-On Technology Corp.	99,816	159,875
MediaTek, Inc.	70,255	1,488,630
Mega Financial Holding Co. Ltd.	401,110	387,135
Micro-Star International Co. Ltd.	37,000	170,813
Nan Ya Plastics Corp.	270,790	559,750
Nanya Technology Corp.	50,000	100,491
Nien Made Enterprise Co. Ltd.	9,000	107,550
Novatek Microelectronics Corp.	23,000	212,158
Pegatron Corp.	110,000	244,245
Phison Electronics Corp.	4,000	36,890
Pou Chen Corp.	92,000	83,562
Powertech Technology, Inc.	31,100	93,526
President Chain Store Corp.	26,000	236,655
Quanta Computer, Inc.	138,000	362,381
Realtek Semiconductor Corp.	23,240	297,898
Ruentex Development Co. Ltd.	51,576	69,673
Shanghai Commercial & Savings Bank Ltd.	166,512	224,731
Shin Kong Financial Holding Co. Ltd.	635,699	177,644
SinoPac Financial Holdings Co. Ltd.	547,741	206,533
Standard Foods Corp.	7,342	15,488
Synnex Technology International Corp.	58,500	83,827
Taishin Financial Holding Co. Ltd.	365,234	162,500
Taiwan Business Bank	300,180	99,482
Taiwan Cement Corp.	256,055	368,399
Taiwan Cooperative Financial Holding Co. Ltd.	460,467	311,732
Taiwan High Speed Rail Corp.	140,000	153,560
Taiwan Mobile Co. Ltd.	64,800	216,580
Taiwan Semiconductor Manufacturing Co. Ltd.	1,145,000	17,225,456
Uni-President Enterprises Corp.	245,950	532,669
United Microelectronics Corp.	527,000	519,821

16

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Vanguard International Semiconductor Corp.	38,000	$127,123
Walsin Technology Corp.	13,000	70,047
Win Semiconductors Corp.	16,000	159,539
Winbond Electronics Corp.	163,000	79,423
Wistron Corp.	133,161	138,097
Wiwynn Corp.	2,000	45,458
WPG Holdings Ltd.	78,448	105,784
Yageo Corp.	19,783	242,922
Yuanta Financial Holding Co. Ltd.	449,550	278,332
Zhen Ding Technology Holding Ltd.	37,710	165,523

		37,705,792

Thailand — 0.5%
Advanced Info Service PCL, NVDR	61,700	334,260
Airports of Thailand PCL, NVDR(b)	219,900	394,000
Asset World Corp. PCL, NVDR(a)	606,100	67,409
B Grimm Power PCL, NVDR	9,700	12,987
Bangkok Bank PCL, Registered Shares	25,100	76,402
Bangkok Commercial Asset Management PCL, NVDR(b)	123,200	77,703
Bangkok Dusit Medical Services PCL, NVDR	568,400	348,715
BTS Group Holdings PCL, NVDR	513,400	154,267
Bumrungrad Hospital PCL, NVDR	22,400	67,513
Central Pattana PCL, NVDR	102,400	138,138
Charoen Pokphand Foods PCL, NVDR(b)	204,000	180,815
CP ALL PCL, NVDR(a)	291,000	554,733
Energy Absolute PCL, NVDR	98,300	122,434
Global Power Synergy PCL, NVDR	42,200	76,942
Home Product Center PCL, NVDR	339,932	154,981
Indorama Ventures PCL, NVDR(b)	97,000	64,967
IRPC PCL, NVDR	492,400	29,998
Kasikornbank PCL	58,200	142,139
Kasikornbank PCL, NVDR	29,200	71,282
Krung Thai Bank PCL, NVDR	285,275	79,868
Krungthai Card PCL, NVDR	15,100	16,702
Land & Houses PCL, NVDR	601,300	129,592
Minor International PCL, NVDR(a)	146,680	92,762
Osotspa PCL, NVDR	81,600	90,446
PTT Exploration & Production PCL, NVDR	76,522	191,449
PTT Global Chemical PCL, NVDR	115,068	143,589
PTT PCL, NVDR	530,000	537,892
Siam Cement PCL, NVDR	43,200	440,000
Siam Commercial Bank PCL, NVDR	41,800	86,078
Srisawad Corp. PCL, NVDR	53,800	83,448
Thai Oil PCL, NVDR	51,600	52,360
Thai Union Group PCL, NVDR	231,400	102,865
TMB Bank PCL, NVDR	476,249	13,448
True Corp. PCL, NVDR	783,140	76,994

		5,207,178

Turkey — 0.1%
Akbank TAS(a)	148,211	97,630
Anadolu Efes Biracilik Ve Malt Sanayii	14,158	37,798
BIM Birlesik Magazalar AS	17,408	156,083
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	51,754	63,435
Ford Otomotiv Sanayi	2,700	30,591
Haci Omer Sabanci Holding	32,457	34,869
KOC Holding	17,992	34,064
Tupras Turkiye Petrol Rafinerileri AS(a)	5,076	52,076
Turk Hava Yollari AO(a)(b)	26,638	35,890
Turkcell Iletisim Hizmetleri AS	33,444	65,188

Security	Shares	Value

Turkey (continued)
Turkiye Garanti Bankasi AS(a)	101,489	$92,761
Turkiye Is Bankasi(a)	88,347	61,164

		761,549

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	124,127	191,564
Aldar Properties PJSC	145,452	80,275
Dubai Islamic Bank PJSC	48,113	56,736
Emaar Malls PJSC(a)	81,000	33,138
Emaar Properties PJSC(a)	172,958	132,829
Emirates NBD Bank PJSC	78,787	230,122
Emirates Telecommunications Group Co. PJSC	97,764	444,324
First Abu Dhabi Bank PJSC	142,970	441,169

		1,610,157

United Kingdom — 7.4%
3i Group PLC	43,600	559,882
Admiral Group PLC	8,582	289,430
Ashtead Group PLC	21,063	758,508
Associated British Foods PLC	15,914	383,137
AstraZeneca PLC	60,959	6,660,649
Auto Trader Group PLC(d)	41,090	298,330
AVEVA Group PLC	2,132	131,498
Aviva PLC	198,882	735,810
BAE Systems PLC	157,440	977,782
Barclays PLC(a)	740,265	933,887
Barratt Developments PLC	47,948	294,051
Berkeley Group Holdings PLC	6,196	337,761
BP PLC	942,185	2,724,779
British American Tobacco PLC	105,633	3,789,190
British Land Co. PLC	47,803	208,393
BT Group PLC	404,794	512,721
Bunzl PLC	15,074	486,685
Burberry Group PLC	20,817	417,260
CK Hutchison Holdings Ltd.	134,008	812,055
CNH Industrial NV(a)	47,161	364,759
Coca-Cola European Partners PLC	10,226	396,871
Compass Group PLC	81,120	1,218,565
Croda International PLC	6,884	555,303
DCC PLC	4,703	364,072
Diageo PLC	107,758	3,701,345
Direct Line Insurance Group PLC	67,525	235,507
Experian PLC	43,340	1,628,473
Fiat Chrysler Automobiles NV(a)	51,999	638,283
GlaxoSmithKline PLC	228,292	4,279,901
GVC Holdings PLC(a)	24,734	309,774
Halma PLC	16,106	486,592
Hargreaves Lansdown PLC	17,098	343,935
HSBC Holdings PLC	953,143	3,728,938
Imperial Brands PLC	40,748	719,752
Informa PLC(a)	71,050	344,356
InterContinental Hotels Group PLC(a)	9,063	475,720
Intertek Group PLC	7,196	587,169
J Sainsbury PLC	65,461	161,173
JD Sports Fashion PLC	18,108	189,023
Johnson Matthey PLC	5,771	175,369
Kingfisher PLC	97,026	371,648
Land Securities Group PLC	31,499	212,062
Legal & General Group PLC	272,220	664,070
Lloyds Banking Group PLC(a)	3,250,479	1,103,479
London Stock Exchange Group PLC	15,134	1,736,124
M&G PLC	119,534	245,693

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Melrose Industries PLC(a)	214,650	$318,295
Mondi PLC	21,467	453,911
National Grid PLC	169,026	1,941,457
Natwest Group PLC(a)	228,688	313,176
Next PLC	6,073	465,599
Ocado Group PLC(a)	20,956	741,197
Pearson PLC(b)	32,161	228,137
Persimmon PLC	15,288	487,204
Prudential PLC	121,603	1,744,797
Reckitt Benckiser Group PLC	33,024	3,220,013
RELX PLC	90,246	2,008,699
Rentokil Initial PLC(a)	86,686	599,161
Rolls-Royce Holdings PLC	105,190	174,652
RSA Insurance Group PLC	43,531	254,171
Sage Group PLC	56,802	527,871
Schroders PLC	4,883	169,585
Segro PLC	52,735	633,745
Severn Trent PLC	12,635	397,809
Smith & Nephew PLC	40,422	791,839
Smiths Group PLC	19,423	343,586
Spirax-Sarco Engineering PLC	2,687	382,633
SSE PLC	50,259	782,239
St James’s Place PLC	24,806	298,426
Standard Chartered PLC(a)	131,932	607,097
Standard Life Aberdeen PLC	126,751	369,124
Taylor Wimpey PLC	152,915	213,819
Tesco PLC	465,854	1,277,979
Unilever NV	66,502	4,038,489
Unilever PLC	54,921	3,386,052
United Utilities Group PLC	37,640	415,786
Vodafone Group PLC	1,245,883	1,651,329
Whitbread PLC(a)	8,866	242,243
Wm Morrison Supermarkets PLC	97,250	213,457
WPP PLC	56,546	444,109

		76,687,450

United States — 0.2%
Bausch Health Cos., Inc.(a)	12,897	200,494
CyberArk Software Ltd.(a)(b)	1,512	156,371
Ferguson PLC	11,299	1,137,023
James Hardie Industries PLC	19,561	468,912
JBS SA	40,810	150,206
Tenaris SA	28,748	143,225

		2,256,231

Zambia — 0.0%
First Quantum Minerals Ltd.	29,878	266,345

Total Common Stocks — 95.6% (Cost: $803,053,387)		988,574,963

Preferred Securities

Preferred Stocks — 0.9%

Brazil — 0.3%
Banco Bradesco SA, Preference Shares	206,577	713,983
Braskem SA, Preference Shares, Class A	11,000	40,722
Centrais Eletricas Brasileiras SA, Preference B Shares	9,466	52,573
Cia Energetica de Minas Gerais, Preference Shares	35,677	64,165
Gerdau SA, Preference Shares	52,056	192,803
Itau Unibanco Holding SA, Preference Shares	221,979	889,355

Security	Shares	Value

Brazil (continued)
Itausa - Investimentos Itau SA, Preference Shares	214,928	$336,788
Lojas Americanas SA, Preference Shares	35,523	179,579
Petroleo Brasileiro SA, Preference Shares	224,252	783,059
Telefonica Brasil SA, Preference Shares	19,455	150,419

		3,403,446

Chile — 0.0%
Embotelladora Andina SA, Preference Shares	9,220	20,376
Sociedad Quimica y Minera de Chile SA, Preference Shares, Class B	4,912	159,549

		179,925

Colombia — 0.0%
Bancolombia SA, Preference Shares	21,944	141,630

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares	1,483	81,049
FUCHS PETROLUB SE, Preference Shares	3,377	171,706
Henkel AG & Co. KGaA, Preference Shares	7,697	805,002
Porsche Automobil Holding SE, Preference Shares(a)	6,037	359,153
Sartorius AG, Preference Shares	1,656	678,752
Volkswagen AG, Preference Shares(a)	8,302	1,335,884

		3,431,546

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares	376,618	190,246

South Korea — 0.2%
Amorepacific Corp., Preference Shares	382	18,808
Hyundai Motor Co., Preference Shares, 0.00%, (a)	2,608	194,041
LG Chem Ltd., Preference Shares	250	68,270
LG Household & Health Care Ltd., Preference Shares	167	100,905
Samsung Electronics Co. Ltd., Preference Shares	39,436	1,697,364

		2,079,388

Total Preferred Securities — 0.9% (Cost: $9,274,192)		9,426,181

Warrants

Thailand — 0.0%
Shrisawad Crop. PLC(a)	2,152	795

Total Warrants — 0.0% (Cost: $ — )		795

Total Long-Term Investments — 96.5% (Cost: $812,327,579)		998,001,939

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(f)(g)(h)	25,890,415	25,913,717

Total Short-Term Securities — 2.5% (Cost: $25,899,842)		25,913,717

Total Investments — 99.0% (Cost: $838,227,421)		1,023,915,656

Other Assets Less Liabilities — 1.0%		10,183,614

Net Assets — 100.0%		$1,034,099,270

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

18

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,179,204	$7,727,118	(a)	$—		$(2,262)	$9,657	$25,913,717	25,890,415	$219,687	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	13,177,912	—		(13,177,912	)(a)	—	—	—	—	31,743		—

						$(2,262)	$9,657	$25,913,717		$251,430		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	19	12/17/20	$686	$(1,383)
MSCI EAFE Index	63	12/18/20	5,838	(47,567)
MSCI Emerging Markets Index	28	12/18/20	1,524	1,367

				$(47,583)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$317,541	$—	$—	$317,541
Australia	—	47,840,656	—	47,840,656
Austria	—	1,027,776	—	1,027,776
Belgium	—	5,707,948	—	5,707,948
Brazil	10,997,350	—	—	10,997,350
Canada	62,936,364	—	—	62,936,364
Cayman Islands	—	96,117	—	96,117
Chile	1,557,378	239,226	—	1,796,604
China	42,109,144	82,911,354	—	125,020,498
Colombia	381,432	—	—	381,432
Czech Republic	—	235,558	—	235,558
Denmark	1,296,577	14,803,994	—	16,100,571
Egypt	—	212,554	—	212,554
Finland	—	8,030,943	—	8,030,943
France	201,090	67,020,792	—	67,221,882
Germany	1,013,899	56,442,853	—	57,456,752
Greece	—	408,603	3	408,606
Hong Kong	282,728	21,407,984	—	21,690,712
Hungary	—	592,702	—	592,702
India	2,196,655	22,293,998	—	24,490,653
Indonesia	—	3,721,838	—	3,721,838
Ireland	125,496	4,492,151	—	4,617,647
Israel	1,740,581	1,830,162	—	3,570,743
Italy	—	12,816,300	—	12,816,300
Japan	219,267	164,776,711	—	164,995,978
Jordan	—	191,451	—	191,451
Luxembourg	102,134	1,004,539	—	1,106,673
Macau	—	1,261,925	—	1,261,925
Malaysia	—	5,237,309	—	5,237,309
Mexico	4,713,423	—	—	4,713,423
Netherlands	167,691	26,360,750	—	26,528,441
New Zealand	—	1,895,311	—	1,895,311
Norway	—	3,344,154	—	3,344,154
Pakistan	96,128	6,920	—	103,048
Peru	685,036	—	—	685,036
Philippines	—	2,011,951	—	2,011,951
Poland	—	1,839,508	—	1,839,508
Portugal	—	1,054,557	—	1,054,557
Qatar	—	2,496,792	—	2,496,792
Romania	—	92,381	—	92,381
Russia	220,197	8,737,350	—	8,957,547
Saudi Arabia	180,212	8,019,627	—	8,199,839
Singapore	—	6,389,001	—	6,389,001
South Africa	693,149	10,862,939	—	11,556,088
South Korea	194,159	33,701,708	—	33,895,867
Spain	39,451	14,000,988	—	14,040,439
Sweden	—	20,041,942	—	20,041,942
Switzerland	—	66,151,853	—	66,151,853
Taiwan	—	37,705,792	—	37,705,792
Thailand	—	5,207,178	—	5,207,178

20

Schedule of Investments (unaudited) (continued) September 30, 2020	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Turkey	$—	$761,549	$—	$761,549
United Arab Emirates	—	1,610,157	—	1,610,157
United Kingdom	396,871	76,290,579	—	76,687,450
United States	507,071	1,749,160	—	2,256,231
Zambia	266,345	—	—	266,345
Preferred Securities
Preferred Stocks
South Korea	—	2,079,388	—	2,079,388
Brazil	3,403,446	—	—	3,403,446
Chile	179,925	—	—	179,925
Colombia	141,630	—	—	141,630
Russia	—	190,246	—	190,246
Germany	—	3,431,546	—	3,431,546
Warrants	795	—	—	795
Short-Term Securities
Money Market Funds	25,913,717	—	—	25,913,717

	$163,276,882	$860,638,771	$3	$1,023,915,656

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,367	$—	$—	$1,367
Liabilities
Equity Contracts	(48,950)	—	—	(48,950)

	$(47,583)	$—	$—	$(47,583)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SCA	Svenska Celluosa Aktiebolaget

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21